UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	01-31-2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Ultra® Fund

January 31, 2010

Ultra – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.8%
AEROSPACE & DEFENSE ― 1.8%
General Dynamics Corp.	1,530,000	$ 102,280,500
BEVERAGES ― 2.8%
Coca-Cola Co. (The)	2,474,000	134,214,500
PepsiCo, Inc.	437,000	26,053,940
		160,268,440
BIOTECHNOLOGY ― 4.3%
Alexion Pharmaceuticals, Inc.(1)	795,000	36,864,150
Celgene Corp.(1)	1,320,000	74,949,600
Gilead Sciences, Inc.(1)	2,694,000	130,039,380
		241,853,130
CAPITAL MARKETS ― 2.8%
BlackRock, Inc.	140,000	29,934,800
Charles Schwab Corp. (The)	3,883,000	71,020,070
Goldman Sachs Group, Inc. (The)	377,000	56,067,440
		157,022,310
CHEMICALS ― 3.8%
Monsanto Co.	1,496,000	113,516,480
Mosaic Co. (The)	1,062,000	56,827,620
Nalco Holding Co.	1,489,000	35,110,620
RPM International, Inc.	606,000	11,332,200
		216,786,920
COMMUNICATIONS EQUIPMENT ― 4.8%
Cisco Systems, Inc.(1)	6,656,000	149,560,320
QUALCOMM, Inc.	3,106,000	121,724,140
		271,284,460
COMPUTERS & PERIPHERALS ― 7.8%
Apple, Inc.(1)	1,167,000	224,204,040
EMC Corp.(1)	4,315,000	71,931,050
Hewlett-Packard Co.	3,105,000	146,152,350
		442,287,440
CONSUMER FINANCE ― 0.7%
American Express Co.	1,025,000	38,601,500
DIVERSIFIED FINANCIAL SERVICES ― 2.3%
CME Group, Inc.	260,000	74,573,200
JPMorgan Chase & Co.	1,482,000	57,709,080
		132,282,280
ELECTRICAL EQUIPMENT ― 4.3%
ABB Ltd.(1)	1,756,000	31,759,317
ABB Ltd. ADR(1)	2,875,000	51,836,250
Cooper Industries plc, Class A	1,461,000	62,676,900
Emerson Electric Co.	2,353,000	97,743,620
		244,016,087
ENERGY EQUIPMENT & SERVICES ― 1.8%
Oceaneering International, Inc.(1)	352,000	19,254,400
Schlumberger Ltd.	1,342,000	85,163,320
		104,417,720
FOOD & STAPLES RETAILING ― 4.6%
Costco Wholesale Corp.	1,560,000	89,590,800

Ultra – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

Wal-Mart Stores, Inc.	3,154,000	$ 168,518,220
		258,109,020
FOOD PRODUCTS ― 2.5%
General Mills, Inc.	1,094,000	78,013,140
Nestle SA	1,353,000	64,023,354
		142,036,494
HEALTH CARE EQUIPMENT & SUPPLIES ― 3.3%
Baxter International, Inc.	1,408,000	81,086,720
Edwards Lifesciences Corp.(1)	146,000	13,084,520
Intuitive Surgical, Inc.(1)	112,000	36,742,720
NuVasive, Inc.(1)	601,000	16,587,600
Varian Medical Systems, Inc.(1)	780,000	39,226,200
		186,727,760
HEALTH CARE PROVIDERS & SERVICES ― 4.5%
Express Scripts, Inc.(1)	1,759,000	147,509,740
Medco Health Solutions, Inc.(1)	206,000	12,664,880
UnitedHealth Group, Inc.	2,902,000	95,766,000
		255,940,620
HOTELS, RESTAURANTS & LEISURE ― 2.4%
Intercontinental Hotels Group plc	2,181,000	31,165,837
McDonald's Corp.	1,651,000	103,071,930
		134,237,767
HOUSEHOLD PRODUCTS ― 1.7%
Colgate-Palmolive Co.	1,224,000	97,956,720
INSURANCE ― 1.3%
MetLife, Inc.	2,066,000	72,971,120
INTERNET & CATALOG RETAIL ― 2.1%
Amazon.com, Inc.(1)	967,000	121,271,470
INTERNET SOFTWARE & SERVICES ― 5.6%
Baidu, Inc. ADR(1)	124,000	51,052,040
Google, Inc., Class A(1)	428,000	226,591,760
Tencent Holdings Ltd.	2,090,000	38,774,658
		316,418,458
IT SERVICES ― 3.4%
International Business Machines Corp.	117,000	14,319,630
MasterCard, Inc., Class A	414,000	103,458,600
Visa, Inc., Class A	941,000	77,190,230
		194,968,460
LEISURE EQUIPMENT & PRODUCTS ― 0.8%
Hasbro, Inc.	1,436,000	43,869,800
LIFE SCIENCES TOOLS & SERVICES ― 0.3%
Thermo Fisher Scientific, Inc.(1)	342,609	15,811,405
MACHINERY ― 3.3%
Cummins, Inc.	1,282,000	57,895,120
Joy Global, Inc.	1,264,000	57,815,360
Parker-Hannifin Corp.	1,309,000	73,186,190
		188,896,670
METALS & MINING ― 0.7%
BHP Billiton Ltd. ADR	566,000	39,263,420
MULTILINE RETAIL ― 1.1%
Kohl's Corp.(1)	1,258,000	63,365,460

Ultra – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

OIL, GAS & CONSUMABLE FUELS ― 2.5%
EOG Resources, Inc.	502,000	$ 45,390,840
Occidental Petroleum Corp.	800,000	62,672,000
Southwestern Energy Co.(1)	813,000	34,861,440
		142,924,280
PERSONAL PRODUCTS ― 0.5%
Mead Johnson Nutrition Co.	630,763	28,529,410
PHARMACEUTICALS ― 3.7%
Abbott Laboratories	2,183,000	115,568,020
Teva Pharmaceutical Industries Ltd. ADR	1,678,000	95,176,160
		210,744,180
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 3.4%
Altera Corp.	2,612,000	55,687,840
Applied Materials, Inc.	3,003,000	36,576,540
Linear Technology Corp.	2,058,000	53,713,800
Microchip Technology, Inc.	1,695,000	43,747,950
		189,726,130
SOFTWARE ― 7.4%
Adobe Systems, Inc.(1)	3,216,000	103,876,800
Electronic Arts, Inc.(1)	1,977,000	32,185,560
Microsoft Corp.	5,663,000	159,583,340
Oracle Corp.	3,745,000	86,359,700
VMware, Inc., Class A(1)	854,000	38,780,140
		420,785,540
SPECIALTY RETAIL ― 3.1%
Lowe's Cos., Inc.	2,775,000	60,078,750
Staples, Inc.	2,284,000	53,582,640
TJX Cos., Inc. (The)	1,633,000	62,070,330
		175,731,720
TEXTILES, APPAREL & LUXURY GOODS ― 1.1%
NIKE, Inc., Class B	1,010,000	64,387,500
TOBACCO ― 1.9%
Philip Morris International, Inc.	2,377,000	108,177,270
TRADING COMPANIES & DISTRIBUTORS ― 0.4%
W.W. Grainger, Inc.	225,000	22,338,000
TOTAL COMMON STOCKS
(Cost $4,477,999,868)		5,606,289,461
TEMPORARY CASH INVESTMENTS — 1.0%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	76,914	76,914

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.625%, 2/29/16, valued at $56,605,529), in a joint trading account at 0.05%, dated 1/29/10, due 2/1/10 (Delivery value $55,400,231)		55,400,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $55,476,914)		55,476,914
TOTAL INVESTMENT SECURITIES — 99.8%
(Cost $4,533,476,782)		5,661,766,375
OTHER ASSETS AND LIABILITIES — 0.2%		9,729,528
TOTAL NET ASSETS — 100.0%		$5,671,495,903

Ultra – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
50,886,845	CHF for USD	2/26/10	$47,978,395	$552,285
10,043,505	GBP for USD	2/26/10	16,052,132	207,700
			$64,030,527	$759,985
(Value on Settlement Date $64,790,512)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

Ultra – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of January 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$5,203,238,425	–	–
Foreign Common Stocks	237,327,870	$165,723,166	–
Temporary Cash Investments	76,914	55,400,000	–
Total Value of Investment Securities	$5,440,643,209	$221,123,166	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$759,985	–

Ultra – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)

3. Federal Tax Information

As of January 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,610,633,554
Gross tax appreciation of investments	$1,184,031,986
Gross tax depreciation of investments	(132,899,165)
Net tax appreciation (depreciation) of investments	$1,051,132,821

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Growth Fund

January 31, 2010

Growth – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.8%
AEROSPACE & DEFENSE ― 2.0%
Honeywell International, Inc.	854,600	$ 33,021,744
Rockwell Collins, Inc.	1,076,600	57,264,354
		90,286,098
AIR FREIGHT & LOGISTICS ― 1.7%
United Parcel Service, Inc., Class B	1,327,700	76,701,229
AUTO COMPONENTS ― 1.2%
BorgWarner, Inc.(1)	1,577,600	55,357,984
AUTOMOBILES ― 0.6%
Ford Motor Co.(1)	2,621,900	28,421,396
BEVERAGES ― 4.3%
Coca-Cola Co. (The)	2,178,000	118,156,500
PepsiCo, Inc.	1,307,000	77,923,340
		196,079,840
BIOTECHNOLOGY ― 4.1%
Alexion Pharmaceuticals, Inc.(1)	497,200	23,055,164
Amgen, Inc.(1)	1,544,000	90,293,120
Gilead Sciences, Inc.(1)	1,009,200	48,714,084
Talecris Biotherapeutics Holdings Corp.(1)	609,100	14,252,940
Vertex Pharmaceuticals, Inc.(1)	239,000	9,177,600
		185,492,908
CAPITAL MARKETS ― 1.8%
Charles Schwab Corp. (The)	2,054,700	37,580,463
Goldman Sachs Group, Inc. (The)	306,900	45,642,168
		83,222,631
CHEMICALS ― 1.8%
Airgas, Inc.	526,400	22,245,664
Celanese Corp., Series A	1,045,800	30,432,780
PPG Industries, Inc.	459,700	26,975,196
		79,653,640
COMMERCIAL BANKS ― 1.3%
Wells Fargo & Co.	2,066,700	58,756,281
COMMUNICATIONS EQUIPMENT ― 5.0%
Arris Group, Inc.(1)	851,900	8,553,076
Cisco Systems, Inc.(1)	4,849,900	108,977,253
F5 Networks, Inc.(1)	780,100	38,560,343
Palm, Inc.(1)	497,700	5,171,103
QUALCOMM, Inc.	1,668,700	65,396,353
		226,658,128
COMPUTERS & PERIPHERALS ― 9.8%
Apple, Inc.(1)	810,500	155,713,260
Dell, Inc.(1)	3,166,200	40,843,980
EMC Corp.(1)	1,686,700	28,117,289
Hewlett-Packard Co.	2,938,600	138,319,902
Lexmark International, Inc., Class A(1)	407,300	10,504,267
NetApp, Inc.(1)	1,918,000	55,871,340
QLogic Corp.(1)	955,700	16,428,483
		445,798,521

Growth – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

CONSUMER FINANCE ― 1.1%
American Express Co.	1,343,000	$ 50,577,380
ELECTRICAL EQUIPMENT ― 1.0%
Rockwell Automation, Inc.	926,300	44,684,712
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.7%
Jabil Circuit, Inc.	2,356,400	34,120,672
ENERGY EQUIPMENT & SERVICES ― 1.4%
Cameron International Corp.(1)	258,100	9,720,046
Schlumberger Ltd.	842,400	53,458,704
		63,178,750
FOOD & STAPLES RETAILING ― 4.3%
Walgreen Co.	2,127,000	76,678,350
Wal-Mart Stores, Inc.	2,182,200	116,594,946
		193,273,296
FOOD PRODUCTS ― 4.2%
Archer-Daniels-Midland Co.	1,455,100	43,609,347
General Mills, Inc.	1,028,300	73,328,073
Kellogg Co.	1,374,500	74,800,290
		191,737,710
HEALTH CARE EQUIPMENT & SUPPLIES ― 4.5%
Baxter International, Inc.	1,156,100	66,579,799
Becton, Dickinson & Co.	460,000	34,670,200
Covidien plc	925,500	46,793,280
Edwards Lifesciences Corp.(1)	465,600	41,727,072
Gen-Probe, Inc.(1)	312,800	13,428,504
		203,198,855
HEALTH CARE PROVIDERS & SERVICES ― 2.7%
AmerisourceBergen Corp.	1,150,100	31,351,726
Express Scripts, Inc.(1)	1,099,700	92,220,842
		123,572,568
HOTELS, RESTAURANTS & LEISURE ― 1.3%
Chipotle Mexican Grill, Inc.(1)	193,600	18,674,656
Starwood Hotels & Resorts Worldwide, Inc.	1,234,700	41,140,204
		59,814,860
HOUSEHOLD DURABLES ― 1.0%
Whirlpool Corp.	618,300	46,483,794
HOUSEHOLD PRODUCTS ― 3.5%
Colgate-Palmolive Co.	464,300	37,157,929
Procter & Gamble Co. (The)	1,956,200	120,404,110
		157,562,039
INDUSTRIAL CONGLOMERATES ― 1.5%
3M Co.	831,900	66,959,631
INSURANCE ― 1.4%
Aflac, Inc.	1,319,200	63,888,856
INTERNET & CATALOG RETAIL ― 0.8%
Amazon.com, Inc.(1)	272,600	34,186,766
INTERNET SOFTWARE & SERVICES ― 2.7%
Google, Inc., Class A(1)	234,500	124,148,990
IT SERVICES ― 1.0%
Paychex, Inc.	1,468,900	42,583,411

Growth – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

VeriFone Holdings, Inc.(1)	277,300	$ 4,933,167
		47,516,578
LIFE SCIENCES TOOLS & SERVICES ― 0.7%
Thermo Fisher Scientific, Inc.(1)	660,000	30,459,000
MACHINERY ― 2.3%
Caterpillar, Inc.	269,300	14,068,232
Eaton Corp.	735,100	45,017,524
Illinois Tool Works, Inc.	998,400	43,520,256
		102,606,012
MEDIA ― 1.3%
Scripps Networks Interactive, Inc., Class A	769,400	32,853,380
Walt Disney Co. (The)	840,100	24,824,955
		57,678,335
METALS & MINING ― 0.5%
Newmont Mining Corp.	535,400	22,947,244
MULTILINE RETAIL ― 2.2%
Kohl's Corp.(1)	617,100	31,083,327
Target Corp.	1,322,300	67,794,321
		98,877,648
OIL, GAS & CONSUMABLE FUELS ― 2.8%
Apache Corp.	222,000	21,926,940
EOG Resources, Inc.	355,500	32,144,310
Exxon Mobil Corp.	405,000	26,094,150
Occidental Petroleum Corp.	439,500	34,430,430
Southwestern Energy Co.(1)	291,400	12,495,232
		127,091,062
PERSONAL PRODUCTS ― 0.6%
Mead Johnson Nutrition Co.	582,300	26,337,429
PHARMACEUTICALS ― 5.4%
Abbott Laboratories	2,211,800	117,092,692
Johnson & Johnson	1,539,200	96,754,112
Novo Nordisk A/S B Shares	438,800	29,699,612
Perrigo Co.	20,600	912,168
		244,458,584
ROAD & RAIL ― 1.0%
Union Pacific Corp.	759,600	45,955,800
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 3.1%
Broadcom Corp., Class A(1)	967,400	25,848,928
Cree, Inc.(1)	343,800	19,221,858
Linear Technology Corp.	2,350,000	61,335,000
Marvell Technology Group Ltd.(1)	1,479,300	25,784,199
NVIDIA Corp.(1)	648,400	9,978,876
		142,168,861
SOFTWARE ― 7.7%
Adobe Systems, Inc.(1)	1,095,000	35,368,500
Cerner Corp.(1)	58,500	4,425,525
Microsoft Corp.	7,683,000	216,506,940
Oracle Corp.	3,535,800	81,535,548
salesforce.com, inc.(1)	154,100	9,793,055
		347,629,568
SPECIALTY RETAIL ― 3.0%
Abercrombie & Fitch Co., Class A	830,800	26,203,432

Growth – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

Home Depot, Inc. (The)	2,342,800	$ 65,621,828
J. Crew Group, Inc.(1)	575,300	22,557,513
Williams-Sonoma, Inc.	1,029,800	19,545,604
		133,928,377
TEXTILES, APPAREL & LUXURY GOODS ― 0.4%
Polo Ralph Lauren Corp.	228,400	18,728,800
WIRELESS TELECOMMUNICATION SERVICES ― 1.1%
American Tower Corp., Class A(1)	1,219,900	51,784,755
TOTAL COMMON STOCKS
(Cost $4,097,250,268)		4,481,985,588
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 3.25%, 12/31/16, valued at $8,375,203), in a joint trading account at 0.08%, dated 1/29/10, due 2/1/10 (Delivery value $8,200,055)		8,200,000
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $22,062,673), in a joint trading account at 0.05%, dated 1/29/10, due 2/1/10 (Delivery value $21,600,090)		21,600,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $29,800,000)		29,800,000
TOTAL INVESTMENT SECURITIES — 99.5%
(Cost $4,127,050,268)		4,511,785,588
OTHER ASSETS AND LIABILITIES — 0.5%		24,201,601
TOTAL NET ASSETS — 100.0%		$4,535,987,189

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
102,622,156	DKK for USD	2/26/10	$19,105,397	$255,447
(Value on Settlement Date $19,360,844)

Notes to Schedule of Investments
DKK	-	Danish Krone
USD	-	United States Dollar

(1)	Non-income producing.

Growth – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of January 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$4,452,285,976	$29,699,612	–
Temporary Cash Investments	–	29,800,000	–
Total Value of Investment Securities	$4,452,285,976	$59,499,612	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$255,447	–

3. Federal Tax Information

As of January 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,152,031,237
Gross tax appreciation of investments	$ 452,820,607
Gross tax depreciation of investments	(93,066,256)
Net tax appreciation (depreciation) of investments	$ 359,754,351

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VistaSM Fund

January 31, 2010

Vista – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 97.3%
AEROSPACE & DEFENSE ― 2.4%
BE Aerospace, Inc.(1)	797,928	$ 17,897,525
Goodrich Corp.	282,000	17,458,620
Precision Castparts Corp.	159,000	16,734,750
		52,090,895
AIR FREIGHT & LOGISTICS ― 1.6%
FedEx Corp.	439,000	34,395,650
AUTO COMPONENTS ― 1.4%
Autoliv, Inc.	716,000	30,651,960
BIOTECHNOLOGY ― 1.1%
Alexion Pharmaceuticals, Inc.(1)	488,000	22,628,560
CAPITAL MARKETS ― 7.0%
Franklin Resources, Inc.	157,000	15,547,710
Janus Capital Group, Inc.	1,662,000	20,293,020
Jefferies Group, Inc.(1)	1,487,000	37,977,980
Lazard Ltd., Class A	1,300,000	50,102,000
Legg Mason, Inc.	581,000	14,978,180
Waddell & Reed Financial, Inc., Class A	388,000	12,156,040
		151,054,930
CHEMICALS ― 2.2%
Celanese Corp., Series A	841,000	24,473,100
CF Industries Holdings, Inc.	133,000	12,350,380
Mosaic Co. (The)	192,000	10,273,920
		47,097,400
COMMERCIAL BANKS ― 0.6%
Fifth Third Bancorp.	1,103,000	13,721,320
COMMUNICATIONS EQUIPMENT ― 1.5%
CommScope, Inc.(1)	596,000	16,217,160
F5 Networks, Inc.(1)	336,000	16,608,480
		32,825,640
COMPUTERS & PERIPHERALS ― 3.3%
NetApp, Inc.(1)	541,000	15,759,330
Seagate Technology	1,689,000	28,256,970
Western Digital Corp.(1)	704,000	26,744,960
		70,761,260
CONSTRUCTION & ENGINEERING ― 1.5%
AECOM Technology Corp.(1)	601,000	16,208,970
Chicago Bridge & Iron Co. NV New York Shares(1)	775,000	15,724,750
		31,933,720
CONSUMER FINANCE ― 1.6%
AmeriCredit Corp.(1)	809,000	16,964,730
Discover Financial Services	1,211,000	16,566,480
		33,531,210
CONTAINERS & PACKAGING ― 0.8%
Crown Holdings, Inc.(1)	698,000	16,619,380
DIVERSIFIED FINANCIAL SERVICES ― 0.5%
IntercontinentalExchange, Inc.(1)	109,000	10,407,320
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 2.6%
Agilent Technologies, Inc.(1)	1,003,000	28,114,090

Vista – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

Jabil Circuit, Inc.	710,000	$ 10,280,800
Molex, Inc.	808,000	16,289,280
		54,684,170
ENERGY EQUIPMENT & SERVICES ― 3.1%
Atwood Oceanics, Inc.(1)	810,000	27,151,200
Cameron International Corp.(1)	757,000	28,508,620
Oceaneering International, Inc.(1)	193,000	10,557,100
		66,216,920
FOOD PRODUCTS ― 0.5%
Green Mountain Coffee Roasters, Inc.(1)	131,000	11,111,420
HEALTH CARE EQUIPMENT & SUPPLIES ― 0.5%
Covidien plc	221,000	11,173,760
HEALTH CARE PROVIDERS & SERVICES ― 5.4%
Express Scripts, Inc.(1)	549,000	46,039,140
Health Management Associates, Inc., Class A(1)	1,609,000	10,683,760
Medco Health Solutions, Inc.(1)	741,000	45,556,680
Tenet Healthcare Corp.(1)	2,304,000	12,764,160
		115,043,740
HEALTH CARE TECHNOLOGY ― 0.7%
Allscripts-Misys Healthcare Solutions, Inc.(1)	910,000	14,978,600
HOTELS, RESTAURANTS & LEISURE ― 5.7%
Bally Technologies, Inc.(1)	268,000	10,631,560
Ctrip.com International Ltd. ADR(1)	668,000	20,901,720
International Game Technology	808,000	14,818,720
Las Vegas Sands Corp.(1)	1,350,000	20,925,000
Starwood Hotels & Resorts Worldwide, Inc.	988,000	32,920,160
WMS Industries, Inc.(1)	288,000	10,679,040
Wynn Resorts Ltd.	180,000	11,138,400
		122,014,600
HOUSEHOLD DURABLES ― 2.4%
Harman International Industries, Inc.	339,000	12,051,450
NVR, Inc.(1)	33,000	22,576,620
Tupperware Brands Corp.	378,000	16,049,880
		50,677,950
INTERNET & CATALOG RETAIL ― 1.8%
Expedia, Inc.(1)	492,000	10,533,720
priceline.com, Inc.(1)	145,000	28,325,750
		38,859,470
INTERNET SOFTWARE & SERVICES ― 2.6%
Equinix, Inc.(1)	445,000	42,822,350
MercadoLibre, Inc.(1)	366,000	13,918,980
		56,741,330
IT SERVICES ― 1.5%
Cognizant Technology Solutions Corp., Class A(1)	753,000	32,875,980
LIFE SCIENCES TOOLS & SERVICES ― 2.9%
Life Technologies Corp.(1)	1,040,000	51,698,400
Waters Corp.(1)	193,000	10,997,140
		62,695,540
MACHINERY ― 5.2%
Bucyrus International, Inc.	896,000	46,932,480
Ingersoll-Rand plc	794,000	25,773,240
Joy Global, Inc.	240,000	10,977,600

Vista – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

Kennametal, Inc.	433,000	$ 10,599,840
Stanley Works (The)	337,000	17,271,250
		111,554,410
METALS & MINING ― 4.8%
AK Steel Holding Corp.	976,000	19,851,840
Cliffs Natural Resources, Inc.	476,000	19,016,200
Freeport-McMoRan Copper & Gold, Inc.	487,000	32,478,030
Walter Energy, Inc.	477,000	30,966,840
		102,312,910
MULTILINE RETAIL ― 2.2%
Dollar Tree, Inc.(1)	489,000	24,215,280
Nordstrom, Inc.	655,000	22,623,700
		46,838,980
OIL, GAS & CONSUMABLE FUELS ― 5.8%
Alpha Natural Resources, Inc.(1)	495,000	20,101,950
Brigham Exploration Co.(1)	1,199,000	15,634,960
Continental Resources, Inc.(1)	576,000	21,870,720
Petrohawk Energy Corp.(1)	1,803,000	40,260,990
Whiting Petroleum Corp.(1)	408,000	27,156,480
		125,025,100
PAPER & FOREST PRODUCTS ― 0.5%
MeadWestvaco Corp.	419,000	10,085,330
PERSONAL PRODUCTS ― 0.8%
Avon Products, Inc.	562,000	16,938,680
PHARMACEUTICALS ― 0.8%
Shire plc	732,000	14,505,107
Shire plc ADR	31,378	1,870,129
		16,375,236
ROAD & RAIL ― 1.3%
Avis Budget Group, Inc.(1)	892,000	9,651,440
Kansas City Southern(1)	633,000	18,800,100
		28,451,540
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 9.1%
Altera Corp.	849,000	18,100,680
Analog Devices, Inc.	978,000	26,366,880
ASML Holding NV New York Shares	1,275,000	39,843,750
Atheros Communications, Inc.(1)	503,000	16,131,210
Marvell Technology Group Ltd.(1)	1,452,000	25,308,360
NVIDIA Corp.(1)	898,000	13,820,220
Silicon Laboratories, Inc.(1)	245,000	10,348,800
Teradyne, Inc.(1)	2,820,000	26,338,800
Veeco Instruments, Inc.(1)	559,000	17,787,380
		194,046,080
SOFTWARE ― 1.5%
Cerner Corp.(1)	272,000	20,576,800
Rovi Corp.(1)	386,000	11,143,820
		31,720,620
SPECIALTY RETAIL ― 4.4%
Bed Bath & Beyond, Inc.(1)	432,000	16,718,400
Chico's FAS, Inc.(1)	2,276,000	29,064,520
J. Crew Group, Inc.(1)	404,000	15,840,840
Tiffany & Co.	279,000	11,330,190

Vista – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

Williams-Sonoma, Inc.	1,138,000	$ 21,599,240
		94,553,190
TEXTILES, APPAREL & LUXURY GOODS ― 1.0%
Phillips-Van Heusen Corp.	558,000	21,923,820
WIRELESS TELECOMMUNICATION SERVICES ― 4.7%
American Tower Corp., Class A(1)	644,000	27,337,800
SBA Communications Corp., Class A(1)	2,223,000	73,559,070
		100,896,870
TOTAL COMMON STOCKS
(Cost $1,764,010,588)		2,085,515,491
TEMPORARY CASH INVESTMENTS — 1.0%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	587	587

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 3.25%, 12/31/16, valued at $23,389,285), in a joint trading account at 0.08%, dated 1/29/10, due 2/1/10 (Delivery value $22,900,153)		22,900,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $22,900,587)		22,900,587
TOTAL INVESTMENT SECURITIES — 98.3%
(Cost $1,786,911,175)		2,108,416,078
OTHER ASSETS AND LIABILITIES — 1.7%		35,375,333
TOTAL NET ASSETS — 100.0%		$2,143,791,411

Geographic Diversification
(as a % of net assets)
United States	84.3%
Bermuda	3.5%
Netherlands	2.6%
Ireland	2.5%
Sweden	1.4%
Cayman Islands	1.3%
People's Republic of China	1.0%
Argentina	0.7%
Cash and Equivalents*	2.7%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

Vista – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of January 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$1,807,484,765	–	–
Foreign Common Stocks	263,525,619	$14,505,107	–
Temporary Cash Investments	587	22,900,000	–
Total Value of Investment Securities	$2,071,010,971	$37,405,107	–

3. Federal Tax Information

As of January 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,792,381,742
Gross tax appreciation of investments	$ 354,493,212
Gross tax depreciation of investments	(38,458,876)
Net tax appreciation (depreciation) of investments	$ 316,034,336

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Giftrust® Fund

January 31, 2010

Giftrust – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE ― 2.3%
Goodrich Corp.	114,809	$ 7,107,825
Precision Castparts Corp.	39,999	4,209,895
United Technologies Corp.	116,484	7,860,340
		19,178,060
AUTOMOBILES ― 0.5%
Hyundai Motor Co.	44,484	4,318,922
BIOTECHNOLOGY ― 3.8%
Alexion Pharmaceuticals, Inc.(1)	101,242	4,694,591
Celgene Corp.(1)	283,495	16,096,846
Gilead Sciences, Inc.(1)	152,370	7,354,900
Talecris Biotherapeutics Holdings Corp.(1)	163,577	3,827,702
		31,974,039
CAPITAL MARKETS ― 3.2%
Affiliated Managers Group, Inc.(1)	60,460	3,662,062
Goldman Sachs Group, Inc. (The)	95,667	14,227,596
Morgan Stanley	334,346	8,953,786
		26,843,444
CHEMICALS ― 0.8%
Ecolab, Inc.	145,083	6,369,144
COMMERCIAL BANKS ― 0.8%
Wells Fargo & Co.	234,774	6,674,625
COMMUNICATIONS EQUIPMENT ― 5.3%
ADTRAN, Inc.	59,297	1,257,097
Cisco Systems, Inc.(1)	871,075	19,573,055
F5 Networks, Inc.(1)	215,614	10,657,800
Juniper Networks, Inc.(1)	159,693	3,965,177
QUALCOMM, Inc.	240,175	9,412,458
		44,865,587
COMPUTERS & PERIPHERALS ― 10.2%
Apple, Inc.(1)	238,310	45,784,118
EMC Corp.(1)	560,651	9,346,052
Hewlett-Packard Co.	461,116	21,704,730
Seagate Technology	554,307	9,273,556
		86,108,456
CONSUMER FINANCE ― 0.6%
Discover Financial Services	397,144	5,432,930
DIVERSIFIED FINANCIAL SERVICES ― 1.4%
Bank of America Corp.	451,489	6,853,603
JPMorgan Chase & Co.	124,465	4,846,667
		11,700,270
ELECTRICAL EQUIPMENT ― 1.0%
Cooper Industries plc	199,456	8,556,662
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 1.4%
Agilent Technologies, Inc.(1)	430,058	12,054,526
ENERGY EQUIPMENT & SERVICES ― 0.6%
Schlumberger Ltd.	79,193	5,025,588
FOOD & STAPLES RETAILING ― 5.8%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	55,110	3,676,939

Giftrust – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

Costco Wholesale Corp.	368,651	$ 21,171,627
Walgreen Co.	382,840	13,801,382
Whole Foods Market, Inc.(1)	395,075	10,753,942
		49,403,890
FOOD PRODUCTS ― 0.5%
General Mills, Inc.	64,160	4,575,250
HEALTH CARE EQUIPMENT & SUPPLIES ― 3.3%
Baxter International, Inc.	89,772	5,169,970
Beckman Coulter, Inc.	85,046	5,559,457
C.R. Bard, Inc.	49,015	4,062,853
Covidien plc	143,775	7,269,264
ev3, Inc.(1)	398,460	5,809,547
		27,871,091
HEALTH CARE PROVIDERS & SERVICES ― 4.1%
Express Scripts, Inc.(1)	197,984	16,602,938
Medco Health Solutions, Inc.(1)	297,947	18,317,782
		34,920,720
HEALTH CARE TECHNOLOGY ― 0.5%
athenahealth, Inc.(1)	110,487	4,346,559
HOTELS, RESTAURANTS & LEISURE ― 3.1%
Ctrip.com International Ltd. ADR(1)	176,114	5,510,607
Las Vegas Sands Corp.(1)	489,180	7,582,290
Royal Caribbean Cruises Ltd.(1)	167,898	4,380,459
Starbucks Corp.(1)	194,102	4,229,482
Starwood Hotels & Resorts Worldwide, Inc.	145,359	4,843,362
		26,546,200
HOUSEHOLD PRODUCTS ― 1.0%
Colgate-Palmolive Co.	100,856	8,071,506
INSURANCE ― 1.0%
Aflac, Inc.	74,548	3,610,360
Genworth Financial, Inc., Class A(1)	349,547	4,837,730
		8,448,090
INTERNET & CATALOG RETAIL ― 1.6%
priceline.com, Inc.(1)	69,069	13,492,629
INTERNET SOFTWARE & SERVICES ― 5.7%
Equinix, Inc.(1)	52,684	5,069,781
Google, Inc., Class A(1)	60,205	31,873,731
MercadoLibre, Inc.(1)	89,860	3,417,376
Tencent Holdings Ltd.	431,800	8,010,956
		48,371,844
IT SERVICES ― 3.6%
Cognizant Technology Solutions Corp., Class A(1)	145,331	6,345,151
Global Payments, Inc.	93,898	4,178,461
MasterCard, Inc., Class A	24,314	6,076,069
Visa, Inc., Class A	167,678	13,754,626
		30,354,307
LIFE SCIENCES TOOLS & SERVICES ― 1.1%
Life Technologies Corp.(1)	187,728	9,331,959
MACHINERY ― 3.0%
Bucyrus International, Inc.	115,976	6,074,823
Cummins, Inc.	94,442	4,265,001

Giftrust – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

Deere & Co.	105,599	$ 5,274,670
Ingersoll-Rand plc	311,534	10,112,393
		25,726,887
METALS & MINING ― 2.9%
AK Steel Holding Corp.	280,257	5,700,427
Cliffs Natural Resources, Inc.	307,671	12,291,456
Vale SA ADR	127,778	3,295,395
Walter Energy, Inc.	44,519	2,890,174
		24,177,452
MULTILINE RETAIL ― 1.6%
Kohl's Corp.(1)	146,062	7,357,143
Nordstrom, Inc.	184,916	6,386,999
		13,744,142
OIL, GAS & CONSUMABLE FUELS ― 2.5%
Petrohawk Energy Corp.(1)	641,453	14,323,645
Petroleo Brasileiro SA-Petrobras ADR	175,896	7,136,101
		21,459,746
PERSONAL PRODUCTS ― 0.7%
Mead Johnson Nutrition Co.	133,024	6,016,675
PHARMACEUTICALS ― 3.8%
Abbott Laboratories	396,804	21,006,804
Shire plc	95,752	1,897,395
Shire plc ADR	161,740	9,639,704
		32,543,903
PROFESSIONAL SERVICES ― 0.5%
Manpower, Inc.	81,212	4,205,969
ROAD & RAIL ― 2.1%
J.B. Hunt Transport Services, Inc.	128,183	3,930,091
Kansas City Southern(1)	332,400	9,872,280
Union Pacific Corp.	68,319	4,133,299
		17,935,670
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 3.4%
Analog Devices, Inc.	164,460	4,433,842
ASML Holding NV New York Shares	211,998	6,624,937
Atheros Communications, Inc.(1)	168,431	5,401,582
Broadcom Corp., Class A(1)	248,392	6,637,034
Teradyne, Inc.(1)	480,147	4,484,573
Veeco Instruments, Inc.(1)	26,546	844,694
		28,426,662
SOFTWARE ― 6.2%
Adobe Systems, Inc.(1)	93,402	3,016,885
Citrix Systems, Inc.(1)	173,579	7,212,207
Microsoft Corp.	1,123,699	31,665,838
Oracle Corp.	468,195	10,796,577
		52,691,507
SPECIALTY RETAIL ― 3.6%
Chico's FAS, Inc.(1)	741,279	9,466,133
Dick's Sporting Goods, Inc.(1)	186,823	4,179,230
Guess?, Inc.	125,889	4,999,052
J. Crew Group, Inc.(1)	155,580	6,100,292
O'Reilly Automotive, Inc.(1)	152,370	5,759,586
		30,504,293

Giftrust – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

TEXTILES, APPAREL & LUXURY GOODS ― 0.8%
Warnaco Group, Inc. (The)(1)	163,865	$ 6,344,853
TOBACCO ― 2.6%
Altria Group, Inc.	218,197	4,333,392
Philip Morris International, Inc.	395,866	18,015,862
		22,349,254
TRADING COMPANIES & DISTRIBUTORS ― 1.6%
Fastenal Co.	329,273	13,658,244
WIRELESS TELECOMMUNICATION SERVICES ― 1.5%
Millicom International Cellular SA	55,473	3,956,334
SBA Communications Corp., Class A(1)	268,039	8,869,411
		12,825,745
TOTAL COMMON STOCKS
(Cost $666,438,666)		847,447,300
TEMPORARY CASH INVESTMENTS — 0.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	84,413	84,413

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 3.25%, 12/31/16, valued at $1,021,366), in a joint trading account at 0.08%, dated 1/29/10, due 2/1/10 (Delivery value $1,000,007)		1,000,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,084,413)		1,084,413
TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $667,523,079)		848,531,713
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,064,861)
TOTAL NET ASSETS — 100.0%		$847,466,852

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

Giftrust – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of January 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$763,307,421	–	–
Foreign Common Stocks	69,912,606	$14,227,273	–
Temporary Cash Investments	84,413	1,000,000	–
Total Value of Investment Securities	$833,304,440	$15,227,273	–

3. Federal Tax Information

As of January 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$670,869,866
Gross tax appreciation of investments	$182,036,637
Gross tax depreciation of investments	(4,374,790)
Net tax appreciation (depreciation) of investments	$177,661,847

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Select Fund

January 31, 2010

Select – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.3%
AEROSPACE & DEFENSE ― 3.4%
General Dynamics Corp.	505,100	$ 33,765,935
Rockwell Collins, Inc.	431,104	22,930,422
		56,696,357
BEVERAGES ― 4.3%
Coca-Cola Co. (The)	846,700	45,933,475
Diageo plc	1,469,300	24,735,269
		70,668,744
BIOTECHNOLOGY ― 2.3%
Gilead Sciences, Inc.(1)	802,000	38,712,540
CAPITAL MARKETS ― 3.7%
Bank of New York Mellon Corp. (The)	1,125,900	32,752,431
Franklin Resources, Inc.	280,300	27,758,109
		60,510,540
CHEMICALS ― 3.2%
Monsanto Co.	477,900	36,263,052
Potash Corp. of Saskatchewan, Inc.	168,600	16,750,410
		53,013,462
COMMERCIAL SERVICES & SUPPLIES ― 0.5%
Stericycle, Inc.(1)	169,900	8,992,807
COMMUNICATIONS EQUIPMENT ― 4.2%
Cisco Systems, Inc.(1)	1,627,456	36,568,936
QUALCOMM, Inc.	817,000	32,018,230
		68,587,166
COMPUTERS & PERIPHERALS ― 10.6%
Apple, Inc.(1)	352,000	67,626,240
EMC Corp.(1)	2,285,226	38,094,718
Hewlett-Packard Co.	940,625	44,275,219
Teradata Corp.(1)	890,123	24,896,740
		174,892,917
DIVERSIFIED FINANCIAL SERVICES ― 2.6%
CME Group, Inc.	52,200	14,972,004
Hong Kong Exchanges and Clearing Ltd.	628,500	10,619,156
JPMorgan Chase & Co.	425,900	16,584,546
		42,175,706
ELECTRICAL EQUIPMENT ― 4.1%
ABB Ltd. ADR(1)	1,850,600	33,366,318
Emerson Electric Co.	827,421	34,371,068
		67,737,386
ENERGY EQUIPMENT & SERVICES ― 2.6%
Schlumberger Ltd.	412,367	26,168,810
Transocean Ltd.(1)	204,221	17,305,688
		43,474,498
FOOD & STAPLES RETAILING ― 4.5%
Costco Wholesale Corp.	443,200	25,452,976
Wal-Mart Stores, Inc.	913,500	48,808,305
		74,261,281
HEALTH CARE EQUIPMENT & SUPPLIES ― 3.7%
Baxter International, Inc.	477,200	27,481,948

Select – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

Medtronic, Inc.	587,400	$ 25,193,586
Mindray Medical International Ltd. ADR	226,400	7,894,568
		60,570,102
HEALTH CARE PROVIDERS & SERVICES ― 4.9%
Medco Health Solutions, Inc.(1)	700,115	43,043,070
UnitedHealth Group, Inc.	1,124,374	37,104,342
		80,147,412
HOTELS, RESTAURANTS & LEISURE ― 3.4%
International Game Technology	1,421,300	26,066,642
McDonald's Corp.	475,655	29,695,142
		55,761,784
HOUSEHOLD DURABLES ― 1.2%
Harman International Industries, Inc.	546,400	19,424,520
HOUSEHOLD PRODUCTS ― 1.7%
Colgate-Palmolive Co.	353,400	28,282,602
INSURANCE ― 1.1%
Travelers Cos., Inc. (The)	352,800	17,876,376
INTERNET SOFTWARE & SERVICES ― 5.3%
Baidu, Inc. ADR(1)	59,000	24,290,890
Google, Inc., Class A(1)	118,338	62,650,504
		86,941,394
IT SERVICES ― 2.2%
MasterCard, Inc., Class A	143,600	35,885,640
LEISURE EQUIPMENT & PRODUCTS ― 1.3%
Hasbro, Inc.	696,800	21,287,240
MACHINERY ― 1.3%
Parker-Hannifin Corp.	388,000	21,693,080
METALS & MINING ― 0.5%
Freeport-McMoRan Copper & Gold, Inc.	117,700	7,849,413
MULTILINE RETAIL ― 0.8%
Kohl's Corp.(1)	256,800	12,935,016
OIL, GAS & CONSUMABLE FUELS ― 1.7%
Occidental Petroleum Corp.	364,000	28,515,760
PERSONAL PRODUCTS ― 1.1%
Mead Johnson Nutrition Co.	406,300	18,376,949
PHARMACEUTICALS ― 5.3%
Abbott Laboratories	477,200	25,262,968
Allergan, Inc.	472,390	27,162,425
Johnson & Johnson	413,800	26,011,468
Teva Pharmaceutical Industries Ltd. ADR	161,800	9,177,296
		87,614,157
PROFESSIONAL SERVICES ― 1.3%
Robert Half International, Inc.	660,959	17,793,016
Verisk Analytics, Inc., Class A(1)	150,800	4,240,496
		22,033,512
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.4%
Applied Materials, Inc.	566,600	6,901,188
Linear Technology Corp.	1,261,200	32,917,320
		39,818,508
SOFTWARE ― 7.0%
Adobe Systems, Inc.(1)	960,500	31,024,150

Select – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

Microsoft Corp.	1,699,930	$ 47,904,027
Nintendo Co. Ltd.	23,600	6,599,389
Nuance Communications, Inc.(1)	628,000	9,432,560
Oracle Corp.	888,000	20,477,280
		115,437,406
SPECIALTY RETAIL ― 3.6%
Lowe's Cos., Inc.	1,377,500	29,822,875
TJX Cos., Inc. (The)	789,421	30,005,892
		59,828,767
TEXTILES, APPAREL & LUXURY GOODS ― 1.5%
Coach, Inc.	696,900	24,307,872
TOBACCO ― 1.7%
Philip Morris International, Inc.	617,174	28,087,589
TRANSPORTATION INFRASTRUCTURE ― 0.3%
China Merchants Holdings International Co. Ltd.	1,539,973	5,124,001
TOTAL COMMON STOCKS
(Cost $1,489,215,438)		1,637,522,504
TEMPORARY CASH INVESTMENTS — 0.7%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	63,059	63,059
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.625%, 2/29/16, valued at $11,648,069), in a joint trading account at 0.05%, dated 1/29/10, due 2/1/10 (Delivery value $11,400,048)		11,400,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $11,463,059)		11,463,059
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $1,500,678,497)		1,648,985,563
OTHER ASSETS AND LIABILITIES(2)		(584,338)
TOTAL NET ASSETS — 100.0%		$1,648,401,225

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
11,669,915	GBP for USD	2/26/10	$18,651,559	$241,334
302,788,000	JPY for USD	2/26/10	3,354,674	32,519
			$22,006,233	$273,853
(Value on Settlement Date $22,280,086)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1) (2)	Non-income producing. Category is less than 0.05% of total net assets.

Select – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of January 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$1,481,659,519	–	–
Foreign Common Stocks	108,785,170	$47,077,815	–
Temporary Cash Investments	63,059	11,400,000	–
Total Value of Investment Securities	$1,590,507,748	$58,477,815	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$273,853	–

3. Federal Tax Information

As of January 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,504,154,701
Gross tax appreciation of investments	$ 213,038,675
Gross tax depreciation of investments	(68,207,813)
Net tax appreciation (depreciation) of investments	$ 144,830,862

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Capital Growth Fund

January 31, 2010

Capital Growth – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE ― 2.0%
Honeywell International, Inc.	8,100	$ 312,984
Rockwell Collins, Inc.	10,137	539,187
		852,171
AIR FREIGHT & LOGISTICS ― 1.7%
United Parcel Service, Inc., Class B	12,500	722,125
AUTO COMPONENTS ― 1.2%
BorgWarner, Inc.(1)	15,000	526,350
AUTOMOBILES ― 0.6%
Ford Motor Co.(1)	24,200	262,328
BEVERAGES ― 4.3%
Coca-Cola Co. (The)	20,600	1,117,550
PepsiCo, Inc.	12,300	733,326
		1,850,876
BIOTECHNOLOGY ― 4.1%
Alexion Pharmaceuticals, Inc.(1)	4,666	216,363
Amgen, Inc.(1)	14,533	849,890
Gilead Sciences, Inc.(1)	9,600	463,392
Talecris Biotherapeutics Holdings Corp.(1)	5,426	126,968
Vertex Pharmaceuticals, Inc.(1)	2,200	84,480
		1,741,093
CAPITAL MARKETS ― 1.8%
Charles Schwab Corp. (The)	19,000	347,510
Goldman Sachs Group, Inc. (The)	2,900	431,288
		778,798
CHEMICALS ― 1.7%
Airgas, Inc.	4,700	198,622
Celanese Corp., Series A	10,010	291,291
PPG Industries, Inc.	4,400	258,192
		748,105
COMMERCIAL BANKS ― 1.3%
Wells Fargo & Co.	19,598	557,171
COMMUNICATIONS EQUIPMENT ― 5.0%
Arris Group, Inc.(1)	8,100	81,324
Cisco Systems, Inc.(1)	46,100	1,035,867
F5 Networks, Inc.(1)	7,200	355,896
Palm, Inc.(1)	4,507	46,828
QUALCOMM, Inc.	15,900	623,121
		2,143,036
COMPUTERS & PERIPHERALS ― 9.9%
Apple, Inc.(1)	7,700	1,479,324
Dell, Inc.(1)	30,000	387,000
EMC Corp.(1)	16,100	268,387
Hewlett-Packard Co.	27,941	1,315,183
Lexmark International, Inc., Class A(1)	3,900	100,581
NetApp, Inc.(1)	18,225	530,894
QLogic Corp.(1)	8,600	147,834
		4,229,203

Capital Growth – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

CONSUMER FINANCE ― 1.1%
American Express Co.	12,400	$ 466,984
DIVERSIFIED ― 1.1%
iShares Russell 1000 Growth Index Fund	10,400	495,144
ELECTRICAL EQUIPMENT ― 1.0%
Rockwell Automation, Inc.	8,822	425,573
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.8%
Jabil Circuit, Inc.	22,500	325,800
ENERGY EQUIPMENT & SERVICES ― 1.4%
Cameron International Corp.(1)	2,400	90,384
Schlumberger Ltd.	7,900	501,334
		591,718
FOOD & STAPLES RETAILING ― 4.3%
Walgreen Co.	20,100	724,605
Wal-Mart Stores, Inc.	20,700	1,106,001
		1,830,606
FOOD PRODUCTS ― 4.2%
Archer-Daniels-Midland Co.	13,500	404,595
General Mills, Inc.	9,700	691,707
Kellogg Co.	13,095	712,630
		1,808,932
HEALTH CARE EQUIPMENT & SUPPLIES ― 4.4%
Baxter International, Inc.	10,948	630,495
Becton, Dickinson & Co.	4,300	324,091
Covidien plc	8,800	444,928
Edwards Lifesciences Corp.(1)	4,268	382,498
Gen-Probe, Inc.(1)	2,719	116,727
		1,898,739
HEALTH CARE PROVIDERS & SERVICES ― 2.7%
AmerisourceBergen Corp.	10,500	286,230
Express Scripts, Inc.(1)	10,400	872,144
		1,158,374
HOTELS, RESTAURANTS & LEISURE ― 1.3%
Chipotle Mexican Grill, Inc.(1)	1,700	163,982
Starwood Hotels & Resorts Worldwide, Inc.	11,401	379,881
		543,863
HOUSEHOLD DURABLES ― 1.0%
Whirlpool Corp.	5,800	436,044
HOUSEHOLD PRODUCTS ― 3.5%
Colgate-Palmolive Co.	4,400	352,132
Procter & Gamble Co. (The)	18,492	1,138,183
		1,490,315
INDUSTRIAL CONGLOMERATES ― 1.5%
3M Co.	7,800	627,822
INSURANCE ― 1.4%
Aflac, Inc.	12,400	600,532
INTERNET & CATALOG RETAIL ― 0.8%
Amazon.com, Inc.(1)	2,600	326,066
INTERNET SOFTWARE & SERVICES ― 2.7%
Google, Inc., Class A(1)	2,200	1,164,724

Capital Growth – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

IT SERVICES ― 1.0%
Paychex, Inc.	14,000	$ 405,860
VeriFone Holdings, Inc.(1)	2,600	46,254
		452,114
LIFE SCIENCES TOOLS & SERVICES ― 0.7%
Thermo Fisher Scientific, Inc.(1)	6,200	286,130
MACHINERY ― 2.3%
Caterpillar, Inc.	2,400	125,376
Eaton Corp.	7,000	428,680
Illinois Tool Works, Inc.	9,548	416,198
		970,254
MEDIA ― 1.3%
Scripps Networks Interactive, Inc., Class A	7,173	306,287
Walt Disney Co. (The)	8,000	236,400
		542,687
METALS & MINING ― 0.5%
Newmont Mining Corp.	4,962	212,671
MULTILINE RETAIL ― 2.2%
Kohl's Corp.(1)	5,800	292,146
Target Corp.	12,500	640,875
		933,021
OIL, GAS & CONSUMABLE FUELS ― 2.7%
Apache Corp.	2,045	201,985
EOG Resources, Inc.	3,300	298,386
Exxon Mobil Corp.	3,814	245,736
Occidental Petroleum Corp.	4,037	316,258
Southwestern Energy Co.(1)	2,700	115,776
		1,178,141
PERSONAL PRODUCTS ― 0.6%
Mead Johnson Nutrition Co.	5,301	239,764
PHARMACEUTICALS ― 5.4%
Abbott Laboratories	21,100	1,117,034
Johnson & Johnson	14,700	924,042
Novo Nordisk A/S B Shares	4,200	284,272
Perrigo Co.	200	8,856
		2,334,204
ROAD & RAIL ― 1.0%
Union Pacific Corp.	7,194	435,237
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 3.1%
Broadcom Corp., Class A(1)	8,900	237,808
Cree, Inc.(1)	3,300	184,503
Linear Technology Corp.	22,319	582,526
Marvell Technology Group Ltd.(1)	13,700	238,791
NVIDIA Corp.(1)	6,100	93,879
		1,337,507
SOFTWARE ― 7.7%
Adobe Systems, Inc.(1)	10,454	337,664
Cerner Corp.(1)	500	37,825
Microsoft Corp.	73,100	2,059,958
Oracle Corp.	33,700	777,122

Capital Growth – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

salesforce.com, inc.(1)	1,500	$ 95,325
		3,307,894

SPECIALTY RETAIL ― 2.9%
Abercrombie & Fitch Co., Class A	7,900	249,166
Home Depot, Inc. (The)	22,100	619,021
J. Crew Group, Inc.(1)	5,427	212,793
Williams-Sonoma, Inc.	9,800	186,004
		1,266,984
TEXTILES, APPAREL & LUXURY GOODS ― 0.4%
Polo Ralph Lauren Corp.	2,212	181,384
WIRELESS TELECOMMUNICATION SERVICES ― 1.1%
American Tower Corp., Class A(1)	11,300	479,685
TOTAL COMMON STOCKS
(Cost $37,263,423)		42,760,169
TEMPORARY CASH INVESTMENTS — 1.0%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	34,200	34,200

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 3.25%, 12/31/16 valued at $408,546), in a joint trading account at 0.08%, dated 1/29/10, due 2/1/10 (Delivery value $400,003)		400,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $434,200)		434,200
TOTAL INVESTMENT SECURITIES — 100.7%
(Cost $37,697,623)		43,194,369
OTHER ASSETS AND LIABILITIES — (0.7)%		(304,087)
TOTAL NET ASSETS — 100.0%		$42,890,282

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
982,254	DKK for USD	2/26/10	$182,868	$2,445
(Value on Settlement Date $185,313)

Notes to Schedule of Investments
DKK	-	Danish Krone
USD	-	United States Dollar

(1)	Non-income producing.

Capital Growth – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of January 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$42,475,897	$284,272	–
Temporary Cash Investments	34,200	400,000	–
Total Value of Investment Securities	$42,510,097	$684,272	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$2,445	–

Capital Growth – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)

3. Federal Tax Information

As of January 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$38,718,820
Gross tax appreciation of investments	$ 4,948,755
Gross tax depreciation of investments	(473,206)
Net tax appreciation (depreciation) of investments	$ 4,475,549

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Focused Growth Fund

January 31, 2010

Focused Growth – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 97.9%
AEROSPACE & DEFENSE ― 0.8%
Honeywell International, Inc.	2,646	$ 102,241
AIR FREIGHT & LOGISTICS ― 2.0%
United Parcel Service, Inc., Class B	4,414	254,997
AUTO COMPONENTS ― 1.3%
BorgWarner, Inc.(1)	4,795	168,257
BEVERAGES ― 4.5%
Coca-Cola Co. (The)	10,638	577,111
BIOTECHNOLOGY ― 3.4%
Alexion Pharmaceuticals, Inc.(1)	340	15,766
Amgen, Inc.(1)	7,289	426,260
		442,026
CAPITAL MARKETS ― 2.0%
Goldman Sachs Group, Inc. (The)	1,713	254,757
CHEMICALS ― 1.8%
Celanese Corp., Series A	7,880	229,308
COMMERCIAL BANKS ― 1.1%
Wells Fargo & Co.	4,872	138,511
COMMUNICATIONS EQUIPMENT ― 3.9%
Arris Group, Inc.(1)	3,938	39,538
F5 Networks, Inc.(1)	902	44,586
QUALCOMM, Inc.	10,817	423,918
		508,042
COMPUTERS & PERIPHERALS ― 12.6%
Apple, Inc.(1)	3,062	588,271
Dell, Inc.(1)	6,245	80,561
EMC Corp.(1)	21,589	359,889
Hewlett-Packard Co.	9,318	438,598
NetApp, Inc.(1)	5,744	167,323
		1,634,642
CONSUMER FINANCE ― 2.0%
American Express Co.	6,875	258,912
DIVERSIFIED ― 1.2%
iShares Russell 1000 Growth Index Fund	3,394	161,588
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 2.2%
Jabil Circuit, Inc.	19,946	288,818
ENERGY EQUIPMENT & SERVICES ― 0.3%
Schlumberger Ltd.	574	36,426
FOOD & STAPLES RETAILING ― 0.8%
Walgreen Co.	3,035	109,412
FOOD PRODUCTS ― 8.0%
Archer-Daniels-Midland Co.	8,612	258,102
General Mills, Inc.	5,813	414,525
Kellogg Co.	6,727	366,083
		1,038,710
HEALTH CARE EQUIPMENT & SUPPLIES ― 2.0%
Baxter International, Inc.	1,630	93,872
Covidien plc	2,866	144,905

Focused Growth – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

Gen-Probe, Inc.(1)	527	$ 22,624
		261,401
HEALTH CARE PROVIDERS & SERVICES ― 3.3%
Express Scripts, Inc.(1)	5,100	427,686
HOTELS, RESTAURANTS & LEISURE ― 0.7%
Starwood Hotels & Resorts Worldwide, Inc.	2,840	94,629
HOUSEHOLD DURABLES ― 1.7%
Whirlpool Corp.	2,870	215,767
HOUSEHOLD PRODUCTS ― 1.1%
Procter & Gamble Co. (The)	2,367	145,689
INDUSTRIAL CONGLOMERATES ― 1.4%
3M Co.	2,198	176,917
INSURANCE ― 1.6%
Aflac, Inc.	4,339	210,138
INTERNET SOFTWARE & SERVICES ― 3.8%
Google, Inc., Class A(1)	940	497,655
IT SERVICES ― 0.6%
Paychex, Inc.	2,497	72,388
MACHINERY ― 2.7%
Illinois Tool Works, Inc.	7,930	345,669
MEDIA ― 2.1%
Scripps Networks Interactive, Inc., Class A	6,291	268,626
MULTILINE RETAIL ― 4.6%
Kohl's Corp.(1)	6,451	324,937
Target Corp.	5,231	268,193
		593,130
OIL, GAS & CONSUMABLE FUELS ― 3.0%
Apache Corp.	2,425	239,517
Occidental Petroleum Corp.	1,945	152,372
		391,889
PHARMACEUTICALS ― 7.1%
Abbott Laboratories	10,941	579,217
Novo Nordisk A/S B Shares	5,136	347,623
		926,840
ROAD & RAIL ― 2.0%
Union Pacific Corp.	4,233	256,096
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 1.4%
Broadcom Corp., Class A(1)	2,193	58,597
Linear Technology Corp.	4,887	127,551
		186,148
SOFTWARE ― 7.6%
Microsoft Corp.	21,442	604,235
Oracle Corp.	16,244	374,587
		978,822
SPECIALTY RETAIL ― 0.9%
Home Depot, Inc. (The)	2,569	71,958
J. Crew Group, Inc.(1)	1,227	48,110
		120,068

Focused Growth – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

WIRELESS TELECOMMUNICATION SERVICES ― 2.4%
American Tower Corp., Class A(1)	7,452	$ 316,337
TOTAL COMMON STOCKS
(Cost $11,162,441)		12,689,653
TEMPORARY CASH INVESTMENTS — 2.0%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	52,492	52,492

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 3.25%, 12/31/16, valued at $204,273), in a joint trading account at 0.08%, dated 1/29/10, due 2/1/10 (Delivery value $200,001)		200,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $252,492)		252,492
TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $11,414,933)		12,942,145
OTHER ASSETS AND LIABILITIES — 0.1%		16,105
TOTAL NET ASSETS — 100.0%		$12,958,250

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
1,201,156	DKK for USD	2/26/10	$223,622	$2,990
(Value on Settlement Date $226,612)

Notes to Schedule of Investments
DKK	-	Danish Krone
USD	-	United States Dollar

(1)	Non-income producing.

Focused Growth – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of January 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$12,342,030	$347,623	–
Temporary Cash Investments	52,492	200,000	–
Total Value of Investment Securities	$12,394,522	$547,623	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$2,990	–

3. Federal Tax Information

As of January 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$11,537,097
Gross tax appreciation of investments	$ 1,594,237
Gross tax depreciation of investments	(189,189)
Net tax appreciation (depreciation) of investments	$ 1,405,048

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Fundamental Equity Fund

January 31, 2010

Fundamental Equity – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 94.0%
AEROSPACE & DEFENSE ― 2.8%
General Dynamics Corp.	28,000	$ 1,871,800
Honeywell International, Inc.	73,100	2,824,584
United Technologies Corp.	18,200	1,228,136
		5,924,520
AIR FREIGHT & LOGISTICS ― 0.6%
United Parcel Service, Inc., Class B	22,500	1,299,825
AIRLINES ― 0.3%
AirTran Holdings, Inc.(1)	60,800	293,056
Allegiant Travel Co.(1)	6,700	343,040
		636,096
AUTOMOBILES ― 0.8%
Ford Motor Co.(1)	163,100	1,768,004
BEVERAGES ― 0.4%
Coca-Cola Enterprises, Inc.	46,600	940,854
BIOTECHNOLOGY ― 2.2%
Amgen, Inc.(1)	76,600	4,479,568
Gilead Sciences, Inc.(1)	5,500	265,485
		4,745,053
CAPITAL MARKETS ― 3.2%
BlackRock, Inc.	5,900	1,261,538
Goldman Sachs Group, Inc. (The)	21,000	3,123,120
Knight Capital Group, Inc., Class A(1)	24,900	389,436
TD Ameritrade Holding Corp.(1)	108,000	1,918,080
		6,692,174
CHEMICALS ― 0.9%
Ashland, Inc.	8,800	355,608
Eastman Chemical Co.	1,500	84,795
International Flavors & Fragrances, Inc.	29,000	1,153,330
Lubrizol Corp.	1,000	73,690
Terra Industries, Inc.	9,700	306,520
		1,973,943
COMMERCIAL BANKS ― 2.7%
Bank of Hawaii Corp.	16,800	764,064
BB&T Corp.	37,800	1,053,486
U.S. Bancorp.	66,300	1,662,804
Wells Fargo & Co.	77,800	2,211,854
		5,692,208
COMMERCIAL SERVICES & SUPPLIES ― 0.2%
Knoll, Inc.	30,100	338,926
COMMUNICATIONS EQUIPMENT ― 2.3%
Cisco Systems, Inc.(1)	180,200	4,049,094
QUALCOMM, Inc.	19,300	756,367
		4,805,461
COMPUTERS & PERIPHERALS ― 3.7%
Apple, Inc.(1)	20,500	3,938,460
EMC Corp.(1)	176,900	2,948,923
Hewlett-Packard Co.	19,000	894,330
		7,781,713

Fundamental Equity – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

CONSTRUCTION & ENGINEERING ― 0.6%
EMCOR Group, Inc.(1)	12,700	$ 305,562
Fluor Corp.	21,000	952,140
Foster Wheeler AG(1)	2,600	72,748
		1,330,450
CONSUMER FINANCE ― 0.5%
American Express Co.	29,500	1,110,970
CONTAINERS & PACKAGING ― 0.5%
Pactiv Corp.(1)	31,000	699,050
Sealed Air Corp.	16,700	331,328
		1,030,378
DIVERSIFIED FINANCIAL SERVICES ― 3.6%
Bank of America Corp.	79,700	1,209,846
JPMorgan Chase & Co.	162,600	6,331,644
NYSE Euronext	3,900	91,299
		7,632,789
DIVERSIFIED TELECOMMUNICATION SERVICES ― 2.3%
AT&T, Inc.	125,800	3,190,288
Qwest Communications International, Inc.	56,200	236,602
Verizon Communications, Inc.	52,800	1,553,376
		4,980,266
ELECTRIC UTILITIES ― 0.6%
FirstEnergy Corp.	30,400	1,326,048
ELECTRICAL EQUIPMENT ― 1.2%
Belden, Inc.	15,600	356,148
Emerson Electric Co.	50,100	2,081,154
GrafTech International Ltd.(1)	14,500	182,120
		2,619,422
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.2%
Avnet, Inc.(1)	19,500	515,580
ENERGY EQUIPMENT & SERVICES ― 2.2%
Ensco International plc ADR	6,800	265,404
Nabors Industries Ltd.(1)	56,100	1,251,030
National Oilwell Varco, Inc.	17,200	703,480
Noble Corp.	29,200	1,177,344
Patterson-UTI Energy, Inc.	56,400	866,304
Rowan Cos., Inc.(1)	20,900	448,932
		4,712,494
FOOD & STAPLES RETAILING ― 2.1%
Safeway, Inc.	17,000	381,650
SUPERVALU, INC.	16,100	236,831
SYSCO Corp.	12,600	352,674
Walgreen Co.	24,000	865,200
Wal-Mart Stores, Inc.	50,100	2,676,843
		4,513,198
FOOD PRODUCTS ― 3.6%
Archer-Daniels-Midland Co.	99,600	2,985,012
H.J. Heinz Co.	56,200	2,452,006
Kraft Foods, Inc., Class A	62,300	1,723,218
Tyson Foods, Inc., Class A	30,700	424,274
		7,584,510

Fundamental Equity – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES ― 1.0%
Baxter International, Inc.	11,900	$ 685,321
Hospira, Inc.(1)	20,900	1,058,376
Medtronic, Inc.	6,400	274,496
		2,018,193
HEALTH CARE PROVIDERS & SERVICES ― 1.7%
Aetna, Inc.	31,000	929,070
Medco Health Solutions, Inc.(1)	15,000	922,200
UnitedHealth Group, Inc.	56,100	1,851,300
		3,702,570
HOTELS, RESTAURANTS & LEISURE ― 0.9%
Bally Technologies, Inc.(1)	5,900	234,053
Cheesecake Factory, Inc. (The)(1)	4,400	93,016
WMS Industries, Inc.(1)	25,200	934,416
Wyndham Worldwide Corp.	22,500	472,275
Yum! Brands, Inc.	5,400	184,734
		1,918,494
HOUSEHOLD DURABLES ― 0.2%
D.R. Horton, Inc.	31,000	365,490
HOUSEHOLD PRODUCTS ― 2.7%
Kimberly-Clark Corp.	10,000	593,900
Procter & Gamble Co. (The)	81,800	5,034,790
		5,628,690
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.3%
AES Corp. (The)(1)	43,300	546,879
INDUSTRIAL CONGLOMERATES ― 1.6%
General Electric Co.	210,100	3,378,408
INSURANCE ― 2.4%
ACE Ltd.(1)	16,100	793,247
Aflac, Inc.	27,300	1,322,139
American Financial Group, Inc.	8,200	203,442
Assurant, Inc.	16,200	509,166
Chubb Corp. (The)	9,700	485,000
Unum Group	94,700	1,853,279
		5,166,273
INTERNET & CATALOG RETAIL ― 0.7%
Amazon.com, Inc.(1)	11,500	1,442,215
INTERNET SOFTWARE & SERVICES ― 1.6%
AOL, Inc.(1)	7,000	167,790
eBay, Inc.(1)	10,000	230,200
Google, Inc., Class A(1)	5,500	2,911,810
		3,309,800
IT SERVICES ― 4.4%
Accenture plc, Class A	27,700	1,135,423
International Business Machines Corp.	49,300	6,033,827
Western Union Co. (The)	112,300	2,082,042
		9,251,292
LEISURE EQUIPMENT & PRODUCTS ― 0.3%
Hasbro, Inc.	21,400	653,770
LIFE SCIENCES TOOLS & SERVICES ― 0.1%
Thermo Fisher Scientific, Inc.(1)	4,200	193,830

Fundamental Equity – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

MACHINERY ― 1.4%
Caterpillar, Inc.	1,100	$ 57,464
Dover Corp.	45,600	1,955,328
Oshkosh Corp.	18,900	681,723
Wabtec Corp.	7,700	295,141
		2,989,656
MEDIA ― 2.8%
Comcast Corp., Class A	143,000	2,263,690
Omnicom Group, Inc.	14,200	501,260
Time Warner Cable, Inc.	19,300	841,287
Time Warner, Inc.	76,700	2,105,415
Viacom, Inc., Class B(1)	10,700	311,798
		6,023,450
METALS & MINING ― 0.7%
Cliffs Natural Resources, Inc.	28,300	1,130,585
Reliance Steel & Aluminum Co.	6,300	256,662
		1,387,247
MULTILINE RETAIL ― 1.0%
Big Lots, Inc.(1)	45,300	1,286,973
Kohl's Corp.(1)	15,300	770,661
		2,057,634
MULTI-UTILITIES ― 2.2%
CenterPoint Energy, Inc.	89,100	1,242,945
NSTAR	46,300	1,589,942
Public Service Enterprise Group, Inc.	3,400	104,006
Xcel Energy, Inc.	83,400	1,733,052
		4,669,945
OIL, GAS & CONSUMABLE FUELS ― 8.9%
Alpha Natural Resources, Inc.(1)	23,200	942,152
Anadarko Petroleum Corp.	25,200	1,607,256
Chevron Corp.	46,400	3,346,368
ConocoPhillips	46,900	2,251,200
Exxon Mobil Corp.	97,700	6,294,811
Murphy Oil Corp.	13,400	684,472
Occidental Petroleum Corp.	31,000	2,428,540
Peabody Energy Corp.	15,800	665,496
Tesoro Corp.	16,100	201,250
Valero Energy Corp.	17,200	316,824
Williams Cos., Inc. (The)	11,500	239,660
		18,978,029
PAPER & FOREST PRODUCTS ― 0.8%
International Paper Co.	71,000	1,626,610
PHARMACEUTICALS ― 8.3%
Abbott Laboratories	67,600	3,578,744
Bristol-Myers Squibb Co.	68,400	1,666,224
Eli Lilly & Co.	39,800	1,400,960
Johnson & Johnson	64,600	4,060,756
Merck & Co., Inc.	29,500	1,126,310
Pfizer, Inc.	305,900	5,708,094
		17,541,088
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.8%
Annaly Capital Management, Inc.	52,200	907,236

Fundamental Equity – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

Public Storage	9,500	$ 752,210
		1,659,446
ROAD & RAIL ― 1.1%
Avis Budget Group, Inc.(1)	39,500	427,390
Con-way, Inc.	4,200	120,204
Ryder System, Inc.	25,900	942,760
Union Pacific Corp.	14,400	871,200
		2,361,554
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.5%
Altera Corp.	49,000	1,044,680
Intel Corp.	42,300	820,620
Marvell Technology Group Ltd.(1)	70,600	1,230,558
National Semiconductor Corp.	36,000	477,360
Texas Instruments, Inc.	30,200	679,500
Xilinx, Inc.	45,200	1,065,816
		5,318,534
SOFTWARE ― 3.8%
Microsoft Corp.	166,700	4,697,606
Oracle Corp.	86,100	1,985,466
Red Hat, Inc.(1)	17,800	484,516
Symantec Corp.(1)	56,200	952,590
		8,120,178
SPECIALTY RETAIL ― 1.6%
Gap, Inc. (The)	98,400	1,877,472
Home Depot, Inc. (The)	31,000	868,310
Lowe's Cos., Inc.	27,800	601,870
		3,347,652
TEXTILES, APPAREL & LUXURY GOODS ― 0.2%
Coach, Inc.	12,000	418,560
THRIFTS & MORTGAGE FINANCE ― 0.3%
Hudson City Bancorp., Inc.	47,200	626,344
TOBACCO ― 1.2%
Altria Group, Inc.	73,000	1,449,780
Philip Morris International, Inc.	22,200	1,010,322
		2,460,102
TRADING COMPANIES & DISTRIBUTORS ― 0.3%
United Rentals, Inc.(1)	79,000	632,790
WIRELESS TELECOMMUNICATION SERVICES ― 0.7%
American Tower Corp., Class A(1)	36,200	1,536,690
TOTAL COMMON STOCKS
(Cost $181,573,983)		199,286,295
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 4.5%
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 3.25%, 12/31/16, valued at $9,839,842), in a joint trading account at 0.08%, dated 1/29/10, due 2/1/10 (Delivery value $9,634,064) (Cost $9,634,000)		9,634,000
TEMPORARY CASH INVESTMENTS — 1.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	19,268	19,268

Fundamental Equity – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Value

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 3.25%, 12/31/16, valued at $1,088,776), in a joint trading account at 0.08%, dated 1/29/10, due 2/1/10 (Delivery value $1,066,007)
$ 1,066,000
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $1,634,272), in a joint trading account at 0.05%, dated 1/29/10, due 2/1/10 (Delivery value $1,600,007)	1,600,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $2,685,268)	2,685,268
TOTAL INVESTMENT SECURITIES — 99.8%
(Cost $193,893,251)	211,605,563
OTHER ASSETS AND LIABILITIES — 0.2%	507,695
TOTAL NET ASSETS — 100.0%	$212,113,258

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
180	S&P 500 E-Mini Futures	March 2010	$9,633,600	$(312,117)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

Fundamental Equity – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of January 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$199,286,295	–	–
Temporary Cash Investments	19,268	$12,300,000	–
Total Value of Investment Securities	$199,305,563	$12,300,000	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$(312,117)	–	–

3. Federal Tax Information

As of January 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$197,657,862
Gross tax appreciation of investments	$ 26,772,488
Gross tax depreciation of investments	(12,824,787)
Net tax appreciation (depreciation) of investments	$ 13,947,701

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Heritage Fund

January 31, 2010

Heritage – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 100.3%
AEROSPACE & DEFENSE ― 2.5%
Goodrich Corp.	596,900	$ 36,954,079
Precision Castparts Corp.	153,200	16,124,300
		53,078,379
BIOTECHNOLOGY ― 3.2%
Alexion Pharmaceuticals, Inc.(1)	423,400	19,633,058
Celgene Corp.(1)	319,800	18,158,244
Talecris Biotherapeutics Holdings Corp.(1)	469,331	10,982,345
United Therapeutics Corp.(1)	341,500	20,343,155
		69,116,802
CAPITAL MARKETS ― 4.1%
Affiliated Managers Group, Inc.(1)	285,800	17,310,906
Jefferies Group, Inc.(1)	996,200	25,442,948
Lazard Ltd., Class A	676,270	26,063,446
Morgan Stanley	706,164	18,911,072
		87,728,372
CHEMICALS ― 1.8%
Ecolab, Inc.	591,500	25,966,850
Valspar Corp.	486,100	12,871,928
		38,838,778
COMMERCIAL BANKS ― 0.9%
Fifth Third Bancorp.	1,510,800	18,794,352
COMMUNICATIONS EQUIPMENT ― 2.0%
ADTRAN, Inc.	249,700	5,293,640
F5 Networks, Inc.(1)	762,600	37,695,318
		42,988,958
COMPUTERS & PERIPHERALS ― 5.3%
Apple, Inc.(1)	226,527	43,520,367
EMC Corp.(1)	769,900	12,834,233
Lexmark International, Inc., Class A(1)	413,900	10,674,481
Seagate Technology	2,703,500	45,229,555
		112,258,636
CONSTRUCTION & ENGINEERING ― 0.7%
Chicago Bridge & Iron Co. NV New York Shares(1)	689,300	13,985,897
CONSUMER FINANCE ― 2.4%
AmeriCredit Corp.(1)	1,361,100	28,542,267
Discover Financial Services	1,654,104	22,628,143
		51,170,410
CONTAINERS & PACKAGING ― 0.8%
Crown Holdings, Inc.(1)	691,000	16,452,710
ELECTRICAL EQUIPMENT ― 1.7%
Cooper Industries plc	608,200	26,091,780
Trina Solar Ltd. ADR(1)	505,900	11,094,387
		37,186,167
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 3.6%
Agilent Technologies, Inc.(1)	1,311,300	36,755,739
Amphenol Corp., Class A	785,600	31,298,304
Jabil Circuit, Inc.	687,200	9,950,656
		78,004,699

Heritage – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

ENERGY EQUIPMENT & SERVICES ― 1.4%
Cameron International Corp.(1)	336,000	$ 12,653,760
Smith International, Inc.	582,300	17,655,336
		30,309,096
FOOD & STAPLES RETAILING ― 3.2%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	139,200	9,287,424
Costco Wholesale Corp.	538,800	30,943,284
Whole Foods Market, Inc.(1)	1,048,000	28,526,560
		68,757,268
HEALTH CARE EQUIPMENT & SUPPLIES ― 3.6%
Beckman Coulter, Inc.	268,000	17,519,160
C.R. Bard, Inc.	327,000	27,105,030
ev3, Inc.(1)	1,083,100	15,791,598
Intuitive Surgical, Inc.(1)	32,900	10,793,174
Varian Medical Systems, Inc.(1)	109,200	5,491,668
		76,700,630
HEALTH CARE PROVIDERS & SERVICES ― 3.0%
Express Scripts, Inc.(1)	393,400	32,990,524
Medco Health Solutions, Inc.(1)	505,100	31,053,548
		64,044,072
HEALTH CARE TECHNOLOGY ― 1.2%
athenahealth, Inc.(1)	279,300	10,987,662
SXC Health Solutions Corp.(1)	305,985	14,418,013
		25,405,675
HOTELS, RESTAURANTS & LEISURE ― 4.9%
Ctrip.com International Ltd. ADR(1)	850,040	26,597,752
Las Vegas Sands Corp.(1)	1,419,000	21,994,500
Royal Caribbean Cruises Ltd.(1)	847,800	22,119,102
Starwood Hotels & Resorts Worldwide, Inc.	461,100	15,363,852
WMS Industries, Inc.(1)	493,100	18,284,148
		104,359,354
INSURANCE ― 0.6%
Genworth Financial, Inc., Class A(1)	906,276	12,542,860
INTERNET & CATALOG RETAIL ― 2.5%
priceline.com, Inc.(1)	271,841	53,104,139
INTERNET SOFTWARE & SERVICES ― 2.8%
Equinix, Inc.(1)	288,000	27,714,240
MercadoLibre, Inc.(1)	240,332	9,139,826
Tencent Holdings Ltd.	1,286,200	23,862,184
		60,716,250
IT SERVICES ― 3.5%
Cognizant Technology Solutions Corp., Class A(1)	764,700	33,386,802
Global Payments, Inc.	473,800	21,084,100
MasterCard, Inc., Class A	79,600	19,892,040
		74,362,942
LIFE SCIENCES TOOLS & SERVICES ― 1.4%
Life Technologies Corp.(1)	622,100	30,924,591
MACHINERY ― 3.9%
Bucyrus International, Inc.	324,000	16,971,120
Cummins, Inc.	352,300	15,909,868
Deere & Co.	287,300	14,350,635
Flowserve Corp.	106,187	9,574,882

Heritage – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

Ingersoll-Rand plc	786,000	$ 25,513,560
		82,320,065
MEDIA ― 0.7%
Lamar Advertising Co., Class A(1)	543,800	15,552,680
METALS & MINING ― 3.9%
AK Steel Holding Corp.	1,370,300	27,871,902
Cliffs Natural Resources, Inc.	974,600	38,935,270
United States Steel Corp.	176,900	7,859,667
Walter Energy, Inc.	128,500	8,342,220
		83,009,059
MULTI-INDUSTRY ― 1.1%
Financial Select Sector SPDR Fund	1,671,900	23,724,261
MULTILINE RETAIL ― 1.9%
Kohl's Corp.(1)	218,500	11,005,845
Nordstrom, Inc.	859,600	29,690,584
		40,696,429
OIL, GAS & CONSUMABLE FUELS ― 4.2%
Brigham Exploration Co.(1)	487,700	6,359,608
Continental Resources, Inc.(1)	111,400	4,229,858
Petrohawk Energy Corp.(1)	2,149,036	47,987,974
Quicksilver Resources, Inc.(1)	921,097	12,241,379
Range Resources Corp.	397,700	18,294,200
		89,113,019
PERSONAL PRODUCTS ― 0.5%
Mead Johnson Nutrition Co.	246,800	11,162,764
PHARMACEUTICALS ― 1.3%
Shire plc ADR	480,700	28,649,720
PROFESSIONAL SERVICES ― 0.5%
Manpower, Inc.	205,900	10,663,561
REAL ESTATE MANAGEMENT & DEVELOPMENT ― 1.4%
CB Richard Ellis Group, Inc., Class A(1)	2,375,500	29,218,650
ROAD & RAIL ― 2.3%
J.B. Hunt Transport Services, Inc.	638,900	19,588,674
Kansas City Southern(1)	996,600	29,599,020
		49,187,694
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 5.7%
Analog Devices, Inc.	950,900	25,636,264
ASML Holding NV New York Shares	702,300	21,946,875
Atheros Communications, Inc.(1)	679,200	21,781,944
Cypress Semiconductor Corp.(1)	1,558,500	15,662,925
Silicon Laboratories, Inc.(1)	208,500	8,807,040
Teradyne, Inc.(1)	1,533,100	14,319,154
Veeco Instruments, Inc.(1)	409,700	13,036,654
		121,190,856
SOFTWARE ― 1.8%
Citrix Systems, Inc.(1)	635,900	26,421,645
Rovi Corp.(1)	418,900	12,093,643
		38,515,288
SPECIALTY RETAIL ― 6.3%
Chico's FAS, Inc.(1)	2,465,900	31,489,543
Dick's Sporting Goods, Inc.(1)	469,000	10,491,530

Heritage – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

Guess?, Inc.	424,500	$ 16,856,895
J. Crew Group, Inc.(1)	473,700	18,573,777
O'Reilly Automotive, Inc.(1)	959,600	36,272,880
Williams-Sonoma, Inc.	1,091,300	20,712,874
		134,397,499
TEXTILES, APPAREL & LUXURY GOODS ― 0.9%
Warnaco Group, Inc. (The)(1)	496,330	19,217,898
TOBACCO ― 1.1%
Lorillard, Inc.	311,500	23,580,550
TRADING COMPANIES & DISTRIBUTORS ― 2.8%
Fastenal Co.	987,900	40,978,092
MSC Industrial Direct Co., Class A	420,364	18,155,521
		59,133,613
WIRELESS TELECOMMUNICATION SERVICES ― 2.9%
Millicom International Cellular SA	144,700	10,320,004
SBA Communications Corp., Class A(1)	1,541,032	50,992,749
		61,312,753
TOTAL COMMON STOCKS
(Cost $1,804,342,607)		2,141,477,396
TEMPORARY CASH INVESTMENTS — 0.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	43,553	43,553
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $ 1,634,272), in a joint trading account at 0.05%, dated 1/29/10, due 2/1/10 (Delivery value $1,600,007)		1,600,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,643,553)		1,643,553
TOTAL INVESTMENT SECURITIES — 100.4%
(Cost $1,805,986,160)		2,143,120,949
OTHER ASSETS AND LIABILITIES — (0.4)%		(8,189,026)
TOTAL NET ASSETS — 100.0%		$2,134,931,923

Geographic Diversification
(as a % of net assets)
United States	87.8%
People's Republic of China	2.9%
Ireland	2.6%
Cayman Islands	2.1%
Netherlands	1.7%
Bermuda	1.2%
Canada	0.7%
Luxembourg	0.5%
Brazil	0.4%
Argentina	0.4%
Cash and Equivalents*	(0.3)%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor's Depositary Receipts

(1)	Non-income producing.

Heritage – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s as of January 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$1,875,368,753	–	–
Foreign Common Stocks	242,246,459	$23,862,184	–
Temporary Cash Investments	43,553	1,600,000	–
Total Value of Investment Securities	$2,117,658,765	$25,462,184	–

3. Federal Tax Information

As of January 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,815,000,226
Gross tax appreciation of investments	$ 352,354,763
Gross tax depreciation of investments	(24,234,040)
Net tax appreciation (depreciation) of investments	$ 328,120,723

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Small Cap Growth Fund

January 31, 2010

Small Cap Growth – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 96.9%
AEROSPACE & DEFENSE ― 1.0%
AerCap Holdings NV(1)	357,308	$ 3,126,445
Global Defense Technology & Systems, Inc.(1)	68,240	930,111
		4,056,556
AIR FREIGHT & LOGISTICS ― 0.8%
Hub Group, Inc., Class A(1)	79,602	1,919,204
Pacer International, Inc.(1)	513,041	1,539,123
		3,458,327
AIRLINES ― 1.5%
Gol Linhas Aereas Inteligentes SA ADR(1)	246,458	3,006,788
UAL Corp.(1)	256,358	3,135,258
		6,142,046
AUTO COMPONENTS ― 4.6%
American Axle & Manufacturing Holdings, Inc.(1)	226,228	2,115,232
ArvinMeritor, Inc.(1)	114,953	1,113,895
Cooper Tire & Rubber Co.	228,824	3,896,873
Dana Holding Corp.(1)	138,108	1,423,893
Exide Technologies(1)	306,710	2,370,868
Modine Manufacturing Co.(1)	260,785	2,480,065
Tenneco, Inc.(1)	140,064	2,476,332
TRW Automotive Holdings Corp.(1)	149,214	3,436,398
		19,313,556
BEVERAGES ― 1.3%
Boston Beer Co., Inc., Class A(1)	52,920	2,426,382
Cott Corp.(1)	354,850	2,867,188
		5,293,570
BIOTECHNOLOGY ― 5.8%
Acorda Therapeutics, Inc.(1)	46,622	1,304,484
Alkermes, Inc.(1)	114,353	1,251,022
Alnylam Pharmaceuticals, Inc.(1)	48,879	826,055
AMAG Pharmaceuticals, Inc.(1)	21,343	938,665
Cepheid, Inc.(1)	68,620	1,008,028
Cubist Pharmaceuticals, Inc.(1)	66,245	1,357,360
Exelixis, Inc.(1)	137,191	909,576
Human Genome Sciences, Inc.(1)	183,935	4,868,759
Incyte Corp. Ltd.(1)	102,237	1,091,891
InterMune, Inc.(1)	50,946	795,267
Isis Pharmaceuticals, Inc.(1)	113,557	1,267,296
Medivation, Inc.(1)	34,396	1,145,043
Onyx Pharmaceuticals, Inc.(1)	68,401	1,967,213
PDL BioPharma, Inc.	148,399	949,754
Regeneron Pharmaceuticals, Inc.(1)	69,793	1,860,681
Savient Pharmaceuticals, Inc.(1)	81,909	1,050,892
Seattle Genetics, Inc.(1)	105,547	1,089,245
Theravance, Inc.(1)	67,779	743,536
		24,424,767
BUILDING PRODUCTS ― 0.7%
Gibraltar Industries, Inc.(1)	214,959	2,996,528
CAPITAL MARKETS ― 2.1%
Artio Global Investors, Inc.(1)	37,842	927,886

Small Cap Growth – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

Cohen & Steers, Inc.	183,094	$ 3,724,132
Evercore Partners, Inc., Class A	97,239	2,904,529
HFF, Inc., Class A(1)	180,900	1,117,962
		8,674,509
CHEMICALS ― 2.8%
Minerals Technologies, Inc.	30,333	1,449,918
OM Group, Inc.(1)	134,726	4,394,762
Solutia, Inc.(1)	420,783	5,785,766
		11,630,446
COMMERCIAL BANKS ― 1.5%
East West Bancorp., Inc.	246,651	4,052,476
United Bankshares, Inc.	89,633	2,231,862
		6,284,338
COMMERCIAL SERVICES & SUPPLIES ― 0.9%
Consolidated Graphics, Inc.(1)	49,210	1,660,837
Ennis, Inc.	71,009	1,065,135
SYKES Enterprises, Inc.(1)	37,464	898,387
		3,624,359
COMMUNICATIONS EQUIPMENT ― 3.9%
Acme Packet, Inc.(1)	308,818	3,196,266
Blue Coat Systems, Inc.(1)	148,389	3,657,789
Ceragon Networks Ltd.(1)	98,501	1,161,327
Emulex Corp.(1)	274,211	3,082,132
Harmonic, Inc.(1)	381,716	2,317,016
Netgear, Inc.(1)	138,156	2,851,540
		16,266,070
COMPUTERS & PERIPHERALS ― 1.6%
Intevac, Inc.(1)	135,657	1,930,399
Silicon Graphics International Corp.(1)	148,792	1,191,824
Super Micro Computer, Inc.(1)	107,126	1,325,149
Xyratex Ltd.(1)	177,167	2,428,959
		6,876,331
CONSUMER FINANCE ― 3.4%
Cardtronics, Inc.(1)	125,974	1,371,857
Cash America International, Inc.	122,495	4,604,587
Dollar Financial Corp.(1)	176,417	3,978,203
World Acceptance Corp.(1)	113,449	4,582,205
		14,536,852
CONTAINERS & PACKAGING ― 0.5%
Temple-Inland, Inc.	134,431	2,335,067
DIVERSIFIED CONSUMER SERVICES ― 0.9%
Sotheby's	158,737	3,689,048
DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.3%
AboveNet, Inc.(1)	23,681	1,388,654
ELECTRICAL EQUIPMENT ― 2.4%
American Superconductor Corp.(1)	86,163	3,275,917
Broadwind Energy, Inc.(1)	165,575	942,122
Power-One, Inc.(1)	654,499	2,074,762
Trina Solar Ltd. ADR(1)	177,776	3,898,628
		10,191,429
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 2.4%
Littelfuse, Inc.(1)	104,960	3,155,098

Small Cap Growth – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

Maxwell Technologies, Inc.(1)	51,741	$ 755,418
Sanmina-SCI Corp.(1)	226,665	2,991,978
SMART Modular Technologies (WWH), Inc.(1)	527,159	3,205,127
		10,107,621
ENERGY EQUIPMENT & SERVICES ― 0.6%
Dril-Quip, Inc.(1)	45,392	2,382,626
HEALTH CARE EQUIPMENT & SUPPLIES ― 4.6%
Abaxis, Inc.(1)	30,049	723,580
Align Technology, Inc.(1)	70,471	1,321,331
American Medical Systems Holdings, Inc.(1)	81,504	1,564,877
Cynosure, Inc., Class A(1)	95,442	967,782
Haemonetics Corp.(1)	28,535	1,615,366
Immucor, Inc.(1)	80,894	1,500,584
Integra LifeSciences Holdings Corp.(1)	23,717	910,733
Masimo Corp.(1)	56,745	1,575,241
Meridian Bioscience, Inc.	49,343	988,834
NuVasive, Inc.(1)	43,843	1,210,067
STERIS Corp.	64,210	1,674,597
Syneron Medical Ltd.(1)	113,664	1,127,547
Thoratec Corp.(1)	61,533	1,744,460
Volcano Corp.(1)	48,696	964,668
West Pharmaceutical Services, Inc.	36,743	1,334,873
		19,224,540
HEALTH CARE PROVIDERS & SERVICES ― 3.9%
Amedisys, Inc.(1)	28,698	1,576,955
AMERIGROUP Corp.(1)	59,314	1,509,541
Catalyst Health Solutions, Inc.(1)	41,107	1,616,738
Chemed Corp.	26,590	1,236,435
Emergency Medical Services Corp., Class A(1)	33,327	1,750,001
Genoptix, Inc.(1)	23,416	762,425
HealthSouth Corp.(1)	103,415	1,862,504
HMS Holdings Corp.(1)	29,921	1,349,138
Owens & Minor, Inc.	38,519	1,544,227
PharMerica Corp.(1)	42,786	696,556
PSS World Medical, Inc.(1)	67,342	1,381,858
Psychiatric Solutions, Inc.(1)	45,656	1,006,715
		16,293,093
HEALTH CARE TECHNOLOGY ― 1.4%
athenahealth, Inc.(1)	37,144	1,461,245
Eclipsys Corp.(1)	67,454	1,125,133
MedAssets, Inc.(1)	47,817	967,816
Phase Forward, Inc.(1)	57,678	843,252
Quality Systems, Inc.	26,985	1,390,807
		5,788,253
HOTELS, RESTAURANTS & LEISURE ― 0.5%
Bally Technologies, Inc.(1)	55,535	2,203,073
HOUSEHOLD DURABLES ― 4.1%
La-Z-Boy, Inc.(1)	349,179	3,544,167
Lennar Corp., Class A	230,204	3,535,933
Sealy Corp.(1)	469,418	1,398,866
Tempur-Pedic International, Inc.(1)	352,332	8,769,543
		17,248,509

Small Cap Growth – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

INTERNET & CATALOG RETAIL ― 1.2%
priceline.com, Inc.(1)	25,266	$ 4,935,713
INTERNET SOFTWARE & SERVICES ― 0.1%
Archipelago Learning, Inc.(1)	15,887	283,742
IT SERVICES ― 0.7%
China Information Security Technology, Inc.(1)	419,505	2,042,989
Euronet Worldwide, Inc.(1)	41,092	839,099
		2,882,088
LIFE SCIENCES TOOLS & SERVICES ― 0.8%
Dionex Corp.(1)	20,497	1,431,715
Luminex Corp.(1)	53,301	721,163
PAREXEL International Corp.(1)	74,313	1,437,213
		3,590,091
MACHINERY ― 1.4%
EnPro Industries, Inc.(1)	150,179	3,656,859
Sun Hydraulics Corp.	24,661	551,913
Trimas Corp.(1)	276,511	1,636,945
		5,845,717
MEDIA ― 2.3%
Belo Corp., Class A	622,074	4,130,571
LodgeNet Interactive Corp.(1)(2)	1,015,572	5,555,179
		9,685,750
METALS & MINING ― 1.3%
Endeavour Silver Corp.(1)	329,317	1,037,348
Gulf Resources, Inc.(1)	98,431	933,126
Stillwater Mining Co.(1)	165,556	1,663,838
Worthington Industries, Inc.	117,089	1,694,278
		5,328,590
OIL, GAS & CONSUMABLE FUELS ― 6.5%
Arena Resources, Inc.(1)	89,167	3,418,663
Carrizo Oil & Gas, Inc.(1)	120,978	2,903,472
Clean Energy Fuels Corp.(1)	128,708	2,154,572
Crosstex Energy LP(1)	448,844	4,241,576
DCP Midstream Partners LP	29,605	905,913
Forest Oil Corp.(1)	125,921	3,037,214
Gran Tierra Energy, Inc.(1)	425,282	2,079,629
Gulfport Energy Corp.(1)	149,057	1,541,249
Kodiak Oil & Gas Corp.(1)	579,794	1,368,314
Northern Oil And Gas, Inc.(1)	213,466	2,358,799
Permian Basin Royalty Trust	81,583	1,148,689
Swift Energy Co.(1)	92,397	2,315,469
		27,473,559
PAPER & FOREST PRODUCTS ― 3.3%
Fibria Celulose SA ADR(1)	165,357	3,022,726
KapStone Paper and Packaging Corp.(1)	475,793	4,396,327
Louisiana-Pacific Corp.(1)	187,727	1,334,739
Schweitzer-Mauduit International, Inc.	71,248	5,360,700
		14,114,492
PERSONAL PRODUCTS ― 2.1%
Bare Escentuals, Inc.(1)	357,056	6,487,707
Revlon, Inc., Class A(1)	142,180	2,190,994
		8,678,701

Small Cap Growth – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

PHARMACEUTICALS ― 1.5%
Auxilium Pharmaceuticals, Inc.(1)	51,582	$ 1,452,549
Impax Laboratories, Inc.(1)	77,677	1,033,104
Nektar Therapeutics(1)	111,314	1,271,206
Salix Pharmaceuticals Ltd.(1)	62,038	1,815,232
VIVUS, Inc.(1)	103,798	877,093
		6,449,184
PROFESSIONAL SERVICES ― 0.8%
Heidrick & Struggles International, Inc.	102,059	2,595,360
Korn/Ferry International(1)	56,263	832,693
		3,428,053
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 3.2%
Agree Realty Corp.	99,082	1,941,016
Ashford Hospitality Trust, Inc.(1)	583,860	3,076,942
Cogdell Spencer, Inc.	371,577	2,400,388
Sunstone Hotel Investors, Inc.(1)	224,382	1,927,441
U-Store-It Trust	592,417	4,099,526
		13,445,313
ROAD & RAIL ― 1.8%
Dollar Thrifty Automotive Group, Inc.(1)	320,007	7,795,371
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 7.4%
Advanced Energy Industries, Inc.(1)	272,487	3,575,030
Amkor Technology, Inc.(1)	628,243	3,574,703
Atheros Communications, Inc.(1)	153,720	4,929,800
Cirrus Logic, Inc.(1)	302,617	2,063,848
Cymer, Inc.(1)	100,928	3,166,111
Entegris, Inc.(1)	1,088,977	3,963,876
Entropic Communications, Inc.(1)	415,453	1,449,931
LTX-Credence Corp.(1)	958,285	2,405,295
Mindspeed Technologies, Inc.(1)	170,861	1,079,842
OmniVision Technologies, Inc.(1)	81,183	1,047,261
Skyworks Solutions, Inc.(1)	169,502	2,150,980
Techwell, Inc.(1)	182,069	1,968,166
		31,374,843
SOFTWARE ― 3.4%
CommVault Systems, Inc.(1)	150,161	3,181,912
JDA Software Group, Inc.(1)	158,158	4,145,321
MicroStrategy, Inc., Class A(1)	24,579	2,303,544
Progress Software Corp.(1)	101,081	2,843,408
Sonic Solutions, Inc.(1)	87,374	747,921
Taleo Corp., Class A(1)	61,896	1,257,108
		14,479,214
SPECIALTY RETAIL ― 1.3%
Brown Shoe Co., Inc.	176,326	2,159,993
Kirkland's, Inc.(1)	226,382	3,499,866
		5,659,859
TEXTILES, APPAREL & LUXURY GOODS ― 2.0%
Deckers Outdoor Corp.(1)	21,897	2,149,628
G-III Apparel Group Ltd.(1)	164,385	2,861,943
Steven Madden Ltd.(1)	82,257	3,301,796
		8,313,367

Small Cap Growth – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

TRADING COMPANIES & DISTRIBUTORS ― 1.1%
Aircastle Ltd.	475,312	$ 4,520,217
TRANSPORTATION INFRASTRUCTURE ― 1.2%
Aegean Marine Petroleum Network, Inc.	164,677	5,123,102
TOTAL COMMON STOCKS
(Cost $331,513,102)		407,837,134
TEMPORARY CASH INVESTMENTS — 2.9%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	74,036	74,036

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.625%, 2/29/16, valued at $12,363,301), in a joint trading account at 0.05%, dated 1/29/10, due 2/1/10 (Delivery value $12,100,050)		12,100,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $12,174,036)		12,174,036
TOTAL INVESTMENT SECURITIES — 99.8%
(Cost $343,687,138)		420,011,170
OTHER ASSETS AND LIABILITIES — 0.2%		956,683
TOTAL NET ASSETS — 100.0%		$420,967,853

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.
(2)
Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

Small Cap Growth – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of January 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$375,981,332	–	–
Foreign Common Stocks	31,855,802	–	–
Temporary Cash Investments	74,036	$12,100,000	–
Total Value of Investment Securities	$407,911,170	$12,100,000	–

Small Cap Growth – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)

3. Affiliated Company Transactions

If a fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended January 31, 2010 follows:

	January 31, 2010
Company	October 31, 2009 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Share Balance	Market Value
LodgeNet Interactive Corp.(1)	955,978	$806,262	$638,257	$(77,627)	–	1,015,572	$5,555,179

(1) Non-income producing.

4. Federal Tax Information

As of January 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$346,693,347
Gross tax appreciation of investments	$ 81,217,506
Gross tax depreciation of investments	(7,899,683)
Net tax appreciation (depreciation) of investments	$ 73,317,823

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

New Opportunities Fund

January 31, 2010

New Opportunities – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 97.7%
AEROSPACE & DEFENSE ― 0.7%
AerCap Holdings NV(1)	109,042	$ 954,118
AIR FREIGHT & LOGISTICS ― 0.6%
Hub Group, Inc., Class A(1)	30,872	744,324
AIRLINES ― 1.4%
Gol Linhas Aereas Inteligentes SA ADR(1)	73,697	899,104
UAL Corp.(1)	77,248	944,743
		1,843,847
AUTO COMPONENTS ― 5.3%
American Axle & Manufacturing Holdings, Inc.(1)	67,307	629,320
ArvinMeritor, Inc.(1)	34,885	338,036
BorgWarner, Inc.(1)	16,330	573,020
Cooper Tire & Rubber Co.	67,431	1,148,350
Dana Holding Corp.(1)	41,911	432,102
Exide Technologies(1)	92,391	714,182
Goodyear Tire & Rubber Co. (The)(1)	34,987	466,727
Modine Manufacturing Co.(1)	76,411	726,669
Tenneco, Inc.(1)	41,727	737,733
TRW Automotive Holdings Corp.(1)	45,282	1,042,845
		6,808,984
BEVERAGES ― 1.2%
Boston Beer Co., Inc., Class A(1)	15,761	722,642
Cott Corp.(1)	107,603	869,432
		1,592,074
BIOTECHNOLOGY ― 5.3%
Acorda Therapeutics, Inc.(1)	13,396	374,820
Alexion Pharmaceuticals, Inc.(1)	13,423	622,425
Alkermes, Inc.(1)	33,376	365,133
AMAG Pharmaceuticals, Inc.(1)	6,181	271,840
Cepheid, Inc.(1)	20,941	307,623
Cubist Pharmaceuticals, Inc.(1)	19,683	403,305
Human Genome Sciences, Inc.(1)	56,301	1,490,288
Isis Pharmaceuticals, Inc.(1)	32,866	366,785
Medivation, Inc.(1)	10,043	334,332
Onyx Pharmaceuticals, Inc.(1)	20,761	597,086
PDL BioPharma, Inc.	42,327	270,893
Regeneron Pharmaceuticals, Inc.(1)	20,634	550,102
Savient Pharmaceuticals, Inc.(1)	23,833	305,777
Seattle Genetics, Inc.(1)	30,332	313,026
Theravance, Inc.(1)	20,572	225,675
		6,799,110
BUILDING PRODUCTS ― 0.7%
Gibraltar Industries, Inc.(1)	64,662	901,388
CAPITAL MARKETS ― 2.5%
Artio Global Investors, Inc.(1)	12,098	296,643
Cohen & Steers, Inc.	55,179	1,122,341
Eaton Vance Corp.	17,549	505,587
Evercore Partners, Inc., Class A	29,507	881,374

New Opportunities – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

Lazard Ltd., Class A	11,777	$ 453,885
		3,259,830
CHEMICALS ― 3.3%
Lubrizol Corp.	8,831	650,756
Minerals Technologies, Inc.	8,934	427,045
OM Group, Inc.(1)	41,177	1,343,194
Solutia, Inc.(1)	128,780	1,770,725
		4,191,720
COMMERCIAL BANKS ― 1.5%
East West Bancorp, Inc.	74,015	1,216,067
United Bankshares, Inc.	27,180	676,782
		1,892,849
COMMERCIAL SERVICES & SUPPLIES ― 0.5%
Ennis, Inc.	21,547	323,205
SYKES Enterprises, Inc.(1)	10,980	263,300
		586,505
COMMUNICATIONS EQUIPMENT ― 4.3%
Acme Packet, Inc.(1)	94,385	976,885
Blue Coat Systems, Inc.(1)	43,411	1,070,081
Ceragon Networks Ltd.(1)	29,473	347,487
Emulex Corp.(1)	83,129	934,370
F5 Networks, Inc.(1)	11,706	578,627
Harmonic, Inc.(1)	113,524	689,091
Netgear, Inc.(1)	42,225	871,524
		5,468,065
COMPUTERS & PERIPHERALS ― 0.3%
Super Micro Computer, Inc.(1)	32,400	400,788
CONSUMER FINANCE ― 3.4%
Cardtronics, Inc.(1)	39,873	434,217
Cash America International, Inc.	37,145	1,396,280
Dollar Financial Corp.(1)	51,736	1,166,647
World Acceptance Corp.(1)	34,071	1,376,128
		4,373,272
CONTAINERS & PACKAGING ― 1.0%
Crown Holdings, Inc.(1)	23,818	567,107
Temple-Inland, Inc.	40,023	695,199
		1,262,306
DIVERSIFIED CONSUMER SERVICES ― 1.8%
DeVry, Inc.	9,385	573,048
ITT Educational Services, Inc.(1)	5,875	569,111
Sotheby's	48,172	1,119,518
		2,261,677
DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.3%
AboveNet, Inc.(1)	7,238	424,436
ELECTRICAL EQUIPMENT ― 3.3%
American Superconductor Corp.(1)	25,781	980,194
AMETEK, Inc.	16,183	589,708
Broadwind Energy, Inc.(1)	50,255	285,951
Power-One, Inc.(1)	194,418	616,305
Roper Industries, Inc.	11,708	586,337
Trina Solar Ltd. ADR(1)	53,836	1,180,623
		4,239,118

New Opportunities – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 2.1%
FLIR Systems, Inc.(1)	22,011	$ 651,085
Littelfuse, Inc.(1)	32,031	962,852
Maxwell Technologies, Inc.(1)	14,818	216,343
Sanmina-SCI Corp.(1)	68,634	905,969
		2,736,249
ENERGY EQUIPMENT & SERVICES ― 0.9%
Dril-Quip, Inc.(1)	13,304	698,327
Oceaneering International, Inc.(1)	8,289	453,408
		1,151,735
HEALTH CARE EQUIPMENT & SUPPLIES ― 4.6%
Align Technology, Inc.(1)	20,393	382,369
American Medical Systems Holdings, Inc.(1)	24,503	470,458
Beckman Coulter, Inc.	10,444	682,724
Haemonetics Corp.(1)	8,661	490,299
Immucor, Inc.(1)	23,556	436,964
Masimo Corp.(1)	16,876	468,478
Meridian Bioscience, Inc.	14,977	300,139
NuVasive, Inc.(1)	12,702	350,575
Resmed, Inc.(1)	10,897	557,273
STERIS Corp.	18,944	494,059
Thoratec Corp.(1)	18,516	524,929
Volcano Corp.(1)	14,057	278,469
West Pharmaceutical Services, Inc.	10,953	397,922
		5,834,658
HEALTH CARE PROVIDERS & SERVICES ― 3.5%
Amedisys, Inc.(1)	8,631	474,273
AMERIGROUP Corp.(1)	18,003	458,176
Catalyst Health Solutions, Inc.(1)	12,101	475,932
Chemed Corp.	8,071	375,302
Emergency Medical Services Corp., Class A(1)	10,082	529,406
HealthSouth Corp.(1)	30,254	544,875
HMS Holdings Corp.(1)	8,911	401,797
Owens & Minor, Inc.	11,049	442,954
PSS World Medical, Inc.(1)	20,440	419,429
Psychiatric Solutions, Inc.(1)	13,858	305,569
		4,427,713
HEALTH CARE TECHNOLOGY ― 1.1%
athenahealth, Inc.(1)	10,535	414,447
Eclipsys Corp.(1)	19,735	329,180
MedAssets, Inc.(1)	14,514	293,763
Quality Systems, Inc.	7,902	407,269
		1,444,659
HOTELS, RESTAURANTS & LEISURE ― 0.9%
Bally Technologies, Inc.(1)	16,973	673,319
Chipotle Mexican Grill, Inc.(1)	5,038	485,965
		1,159,284
HOUSEHOLD DURABLES ― 3.7%
La-Z-Boy, Inc.(1)	105,932	1,075,210
Lennar Corp., Class A	70,358	1,080,699
Tempur-Pedic International, Inc.(1)	104,894	2,610,811
		4,766,720

New Opportunities – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

INTERNET & CATALOG RETAIL ― 1.7%
priceline.com, Inc.(1)	10,912	$ 2,131,659
INTERNET SOFTWARE & SERVICES ― 1.0%
Akamai Technologies, Inc.(1)	25,442	628,417
Archipelago Learning, Inc.(1)	4,980	88,943
Equinix, Inc.(1)	5,676	546,202
		1,263,562
IT SERVICES ― 1.0%
Alliance Data Systems Corp.(1)	8,218	488,642
Euronet Worldwide, Inc.(1)	12,409	253,392
Global Payments, Inc.	11,370	505,965
		1,247,999
LIFE SCIENCES TOOLS & SERVICES ― 1.5%
Covance, Inc.(1)	9,210	535,193
Dionex Corp.(1)	5,999	419,030
Millipore Corp.(1)	8,088	557,830
PAREXEL International Corp.(1)	21,483	415,481
		1,927,534
MACHINERY ― 1.5%
EnPro Industries, Inc.(1)	45,900	1,117,665
Pall Corp.	17,977	619,667
Sun Hydraulics Corp.	6,935	155,206
		1,892,538
MEDIA ― 1.0%
Belo Corp., Class A	183,311	1,217,185
METALS & MINING ― 0.8%
Stillwater Mining Co.(1)	48,948	491,927
Worthington Industries, Inc.	34,666	501,617
		993,544
OIL, GAS & CONSUMABLE FUELS ― 7.2%
Alpha Natural Resources, Inc.(1)	17,509	711,041
Arena Resources, Inc.(1)	26,621	1,020,649
Carrizo Oil & Gas, Inc.(1)	36,817	883,608
Clean Energy Fuels Corp.(1)	38,977	652,475
Crosstex Energy LP(1)	136,210	1,287,185
DCP Midstream Partners LP	8,795	269,127
EXCO Resources, Inc.	30,147	528,779
Forest Oil Corp.(1)	43,211	1,042,249
Gran Tierra Energy, Inc.(1)	126,679	619,460
Gulfport Energy Corp.(1)	45,557	471,059
Northern Oil And Gas, Inc.(1)	63,564	702,382
Permian Basin Royalty Trust	24,295	342,074
Swift Energy Co.(1)	28,119	704,662
		9,234,750
PAPER & FOREST PRODUCTS ― 2.3%
Fibria Celulose SA ADR(1)	49,426	903,507
Louisiana-Pacific Corp.(1)	55,028	391,249
Schweitzer-Mauduit International, Inc.	21,429	1,612,318
		2,907,074
PERSONAL PRODUCTS ― 2.1%
Bare Escentuals, Inc.(1)	108,322	1,968,211

New Opportunities – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

Revlon, Inc., Class A(1)	43,114	$ 664,387
		2,632,598
PHARMACEUTICALS ― 1.3%
Auxilium Pharmaceuticals, Inc.(1)	15,656	440,873
Nektar Therapeutics(1)	32,542	371,630
Salix Pharmaceuticals Ltd.(1)	18,830	550,966
VIVUS, Inc.(1)	29,932	252,925
		1,616,394
PROFESSIONAL SERVICES ― 1.3%
Heidrick & Struggles International, Inc.	30,423	773,657
Korn/Ferry International(1)	16,413	242,912
Robert Half International, Inc.	22,753	612,511
		1,629,080
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 1.8%
Digital Realty Trust, Inc.	11,566	555,168
Sunstone Hotel Investors, Inc.(1)	64,689	555,678
U-Store-It Trust	179,765	1,243,974
		2,354,820
ROAD & RAIL ― 1.8%
Dollar Thrifty Automotive Group, Inc.(1)	96,908	2,360,679
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 6.8%
Advanced Energy Industries, Inc.(1)	82,582	1,083,476
Amkor Technology, Inc.(1)	188,238	1,071,074
Atheros Communications, Inc.(1)	46,649	1,496,033
Cirrus Logic, Inc.(1)	91,851	626,424
Cree, Inc.(1)	15,071	842,619
Cymer, Inc.(1)	30,202	947,437
Entegris, Inc.(1)	312,500	1,137,500
OmniVision Technologies, Inc.(1)	24,559	316,811
ON Semiconductor Corp.(1)	71,671	516,748
Skyworks Solutions, Inc.(1)	49,588	629,272
		8,667,394
SOFTWARE ― 4.6%
ANSYS, Inc.(1)	13,376	559,919
CommVault Systems, Inc.(1)	44,950	952,491
JDA Software Group, Inc.(1)	46,269	1,212,710
MicroStrategy, Inc., Class A(1)	7,501	702,994
Progress Software Corp.(1)	30,940	870,342
Red Hat, Inc.(1)	27,839	757,778
Sybase, Inc.(1)	12,807	520,861
Taleo Corp., Class A(1)	18,143	368,484
		5,945,579
SPECIALTY RETAIL ― 2.3%
Brown Shoe Co., Inc.	53,454	654,811
CarMax, Inc.(1)	23,914	493,346
PetSmart, Inc.	19,371	498,803
Tiffany & Co.	16,518	670,796
Urban Outfitters, Inc.(1)	19,066	601,914
		2,919,670
TEXTILES, APPAREL & LUXURY GOODS ― 1.3%
Deckers Outdoor Corp.(1)	6,399	628,190

New Opportunities – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

Steven Madden Ltd.(1)	24,494	$ 983,189
		1,611,379
TRADING COMPANIES & DISTRIBUTORS ― 1.0%
Aircastle Ltd.	140,122	1,332,560
TRANSPORTATION INFRASTRUCTURE ― 1.2%
Aegean Marine Petroleum Network, Inc.	48,646	1,513,377
TOTAL COMMON STOCKS
(Cost $107,030,951)		124,924,804
TEMPORARY CASH INVESTMENTS — 2.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	18,213	18,213

Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at 2,757,834), in a joint trading account at 0.05%, dated 1/29/10, due 2/1/10 (Delivery value $2,700,011)		2,700,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $2,718,213)		2,718,213
TOTAL INVESTMENT SECURITIES — 99.8%
(Cost $109,749,164)		127,643,017
OTHER ASSETS AND LIABILITIES — 0.2%		217,215
TOTAL NET ASSETS — 100.0%		$127,860,232

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

New Opportunities – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of January 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$117,183,811	–	–
Foreign Common Stocks	7,740,993	–	–
Temporary Cash Investments	18,213	$2,700,000	–
Total Value of Investment Securities	$124,943,017	$2,700,000	–

3. Federal Tax Information

As of January 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$110,000,631
Gross tax appreciation of investments	$ 20,817,932
Gross tax depreciation of investments	(3,175,546)
Net tax appreciation (depreciation) of investments	$ 17,642,386

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Balanced Fund

January 31, 2010

Balanced – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

COMMON STOCKS ― 57.9%
AEROSPACE & DEFENSE ― 0.9%
Goodrich Corp.	13,627	$ 843,648
L-3 Communications Holdings, Inc.	7,333	611,132
Northrop Grumman Corp.	10,341	585,301
Raytheon Co.	39,471	2,069,464
		4,109,545
AIR FREIGHT & LOGISTICS ― 0.5%
C.H. Robinson Worldwide, Inc.	5,005	283,433
FedEx Corp.	8,439	661,196
United Parcel Service, Inc., Class B	29,071	1,679,432
		2,624,061
AIRLINES ― 0.1%
Copa Holdings SA, Class A	891	46,314
Southwest Airlines Co.	22,042	249,736
		296,050
AUTO COMPONENTS ― 0.8%
Gentex Corp.	44,139	846,145
TRW Automotive Holdings Corp.(1)	77,729	1,790,099
WABCO Holdings, Inc.	43,833	1,133,083
		3,769,327
BEVERAGES ― 0.9%
Coca-Cola Co. (The)	53,059	2,878,451
Coca-Cola Enterprises, Inc.	68,406	1,381,117
PepsiCo, Inc.	3,304	196,984
		4,456,552
BIOTECHNOLOGY ― 1.4%
Amgen, Inc.(1)	64,444	3,768,685
Biogen Idec, Inc.(1)	5,963	320,452
Celgene Corp.(1)	11,585	657,796
Cubist Pharmaceuticals, Inc.(1)	11,307	231,680
Gilead Sciences, Inc.(1)	33,187	1,601,937
		6,580,550
BUILDING PRODUCTS ― 0.1%
Masco Corp.	35,761	484,919
CAPITAL MARKETS ― 2.0%
Bank of New York Mellon Corp. (The)	47,302	1,376,015
BlackRock, Inc.	4,183	894,409
Blackstone Group LP (The)	67,317	816,555
E*TRADE Financial Corp.(1)	32,619	49,581
Federated Investors, Inc., Class B	21,235	538,944
Fortress Investment Group LLC, Class A(1)	114,972	524,272
Goldman Sachs Group, Inc. (The)	19,770	2,940,194
Investment Technology Group, Inc.(1)	3,766	77,203
Legg Mason, Inc.	2,719	70,096
Morgan Stanley	76,480	2,048,135
TD Ameritrade Holding Corp.(1)	24,427	433,824
		9,769,228
CHEMICALS ― 1.2%
Ashland, Inc.	6,348	256,523

Balanced – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Cabot Corp.	9,500	$ 244,910
CF Industries Holdings, Inc.	13,250	1,230,395
Eastman Chemical Co.	5,299	299,552
Huntsman Corp.	126,558	1,542,742
OM Group, Inc.(1)	17,301	564,359
Terra Industries, Inc.	26,630	841,508
Valspar Corp.	13,637	361,108
W.R. Grace & Co.(1)	6,201	148,080
		5,489,177
COMMERCIAL BANKS ― 2.1%
Bank of Hawaii Corp.	13,749	625,305
BB&T Corp.	2,615	72,880
Canadian Imperial Bank of Commerce	309	18,503
CapitalSource, Inc.	14,272	68,363
Cathay General Bancorp.	5,806	55,621
Fifth Third Bancorp.	34,157	424,913
First Horizon National Corp.(1)	27,228	352,603
Huntington Bancshares, Inc.	94,567	452,976
KeyCorp	43,449	311,964
Marshall & Ilsley Corp.	57,595	397,981
PNC Financial Services Group, Inc.	14,905	826,184
Regions Financial Corp.	63,137	400,920
SunTrust Banks, Inc.	12,533	304,928
Synovus Financial Corp.	21,808	60,190
TCF Financial Corp.	4,597	67,300
U.S. Bancorp.	38,987	977,794
Valley National Bancorp.	3,097	42,584
Wells Fargo & Co.	136,668	3,885,471
Wilmington Trust Corp.	3,925	51,496
Zions Bancorp.	23,398	443,860
		9,841,836
COMMERCIAL SERVICES & SUPPLIES ― 0.1%
R.R. Donnelley & Sons Co.	11,688	231,656
Waste Management, Inc.	2,370	75,959
		307,615
COMMUNICATIONS EQUIPMENT ― 1.9%
ADC Telecommunications, Inc.(1)	38,914	206,633
Arris Group, Inc.(1)	23,886	239,816
Ciena Corp.(1)	22,035	280,946
Cisco Systems, Inc.(1)	181,358	4,075,114
CommScope, Inc.(1)	19,294	524,990
Harris Corp.	5,284	226,789
Palm, Inc.(1)	13,926	144,691
Plantronics, Inc.	11,245	297,093
Polycom, Inc.(1)	7,016	157,369
QUALCOMM, Inc.	62,383	2,444,790
Research In Motion Ltd.(1)	6,677	420,384
Tellabs, Inc.(1)	34,467	221,623
		9,240,238
COMPUTERS & PERIPHERALS ― 2.2%
Apple, Inc.(1)	28,666	5,507,312

Balanced – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Diebold, Inc.	3,431	$ 91,162
EMC Corp.(1)	31,483	524,821
Hewlett-Packard Co.	29,064	1,368,042
NCR Corp.(1)	22,792	272,820
SanDisk Corp.(1)	18,629	473,549
Seagate Technology	70,616	1,181,406
Synaptics, Inc.(1)	4,273	108,150
Western Digital Corp.(1)	24,528	931,819
		10,459,081
CONSTRUCTION & ENGINEERING ― 0.6%
EMCOR Group, Inc.(1)	40,133	965,600
Fluor Corp.	20,662	936,815
Shaw Group, Inc. (The)(1)	14,594	471,240
URS Corp.(1)	5,916	265,510
		2,639,165
CONSUMER FINANCE ― 0.2%
AmeriCredit Corp.(1)	3,500	73,395
Cash America International, Inc.	22,738	854,721
Discover Financial Services	11,567	158,237
		1,086,353
CONTAINERS & PACKAGING ― 0.3%
Graphic Packaging Holding Co.(1)	28,915	97,732
Pactiv Corp.(1)	17,114	385,921
Rock-Tenn Co., Class A	12,362	527,734
Silgan Holdings, Inc.	1,481	76,790
Sonoco Products Co.	4,717	130,944
		1,219,121
DIVERSIFIED FINANCIAL SERVICES ― 2.4%
Bank of America Corp.	336,483	5,107,812
Citigroup, Inc.(1)	195,549	649,223
JPMorgan Chase & Co.	140,775	5,481,778
		11,238,813
DIVERSIFIED TELECOMMUNICATION SERVICES ― 1.3%
AT&T, Inc.	179,292	4,546,845
Verizon Communications, Inc.	57,097	1,679,794
		6,226,639
ELECTRIC UTILITIES ― 0.4%
Entergy Corp.	3,953	301,653
Exelon Corp.	6,572	299,815
FPL Group, Inc.	22,626	1,103,244
		1,704,712
ELECTRICAL EQUIPMENT ― 0.2%
Cooper Industries plc	7,757	332,775
GrafTech International Ltd.(1)	45,101	566,469
		899,244
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.6%
Anixter International, Inc.(1)	5,522	230,157
Arrow Electronics, Inc.(1)	34,248	899,695
Avnet, Inc.(1)	9,734	257,367
Celestica, Inc.(1)	82,699	813,758
Molex, Inc.	8,243	166,179

Balanced – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Tech Data Corp.(1)	14,598	$ 594,869
		2,962,025
ENERGY EQUIPMENT & SERVICES ― 1.0%
Complete Production Services, Inc.(1)	17,749	222,395
Ensco International plc ADR	12,602	491,856
Halliburton Co.	34,228	999,800
Helix Energy Solutions Group, Inc.(1)	294	3,119
National Oilwell Varco, Inc.	23,947	979,432
Noble Corp.	1,298	52,335
Oil States International, Inc.(1)	14,328	527,844
Schlumberger Ltd.	15,066	956,088
Transocean Ltd.(1)	5,160	437,259
		4,670,128
FOOD & STAPLES RETAILING ― 1.0%
SUPERVALU, INC.	24,347	358,144
SYSCO Corp.	76,526	2,141,963
Wal-Mart Stores, Inc.	44,590	2,382,444
		4,882,551
FOOD PRODUCTS ― 1.1%
Archer-Daniels-Midland Co.	37,732	1,130,828
ConAgra Foods, Inc.	61,555	1,399,761
Dean Foods Co.(1)	11,015	194,194
Dole Food Co., Inc.(1)	14,269	164,093
Fresh Del Monte Produce, Inc.(1)	2,569	52,228
General Mills, Inc.	549	39,149
Hershey Co. (The)	654	23,825
J.M. Smucker Co. (The)	17,761	1,066,903
Kraft Foods, Inc., Class A	24,495	677,532
Lancaster Colony Corp.	4,285	233,747
Smithfield Foods, Inc.(1)	14,947	225,102
		5,207,362
GAS UTILITIES ― 0.1%
New Jersey Resources Corp.	4,140	151,069
UGI Corp.	4,550	111,520
		262,589
HEALTH CARE EQUIPMENT & SUPPLIES ― 0.9%
Becton, Dickinson & Co.	5,036	379,563
C.R. Bard, Inc.	23,856	1,977,424
Gen-Probe, Inc.(1)	187	8,028
Hospira, Inc.(1)	2,355	119,257
Intuitive Surgical, Inc.(1)	590	193,556
Medtronic, Inc.	15,535	666,296
St. Jude Medical, Inc.(1)	9,130	344,475
STERIS Corp.	20,265	528,511
		4,217,110
HEALTH CARE PROVIDERS & SERVICES ― 2.3%
Cardinal Health, Inc.	58,007	1,918,292
Centene Corp.(1)	10,740	206,745
Coventry Health Care, Inc.(1)	52,722	1,206,279
HealthSouth Corp.(1)	6,102	109,897
Humana, Inc.(1)	50,248	2,443,058

Balanced – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Magellan Health Services, Inc.(1)	7,993	$ 315,564
Medco Health Solutions, Inc.(1)	21,734	1,336,206
UnitedHealth Group, Inc.	41,110	1,356,630
WellCare Health Plans, Inc.(1)	27,930	870,857
WellPoint, Inc.(1)	22,153	1,411,589
		11,175,117
HOTELS, RESTAURANTS & LEISURE ― 0.6%
McDonald's Corp.	24,558	1,533,156
Panera Bread Co., Class A(1)	15,222	1,087,155
WMS Industries, Inc.(1)	9,474	351,296
		2,971,607
HOUSEHOLD DURABLES ― 0.7%
American Greetings Corp., Class A	10,205	188,588
D.R. Horton, Inc.	20,520	241,931
Harman International Industries, Inc.	25,392	902,686
NVR, Inc.(1)	2,498	1,708,982
Ryland Group, Inc.	11,324	252,072
		3,294,259
HOUSEHOLD PRODUCTS ― 1.4%
Clorox Co.	5,957	352,476
Colgate-Palmolive Co.	6,934	554,928
Kimberly-Clark Corp.	20,656	1,226,760
Procter & Gamble Co. (The)	77,039	4,741,750
		6,875,914
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.9%
Constellation Energy Group, Inc.	77,240	2,493,307
Mirant Corp.(1)	78,747	1,107,971
NRG Energy, Inc.(1)	34,020	820,222
		4,421,500
INDUSTRIAL CONGLOMERATES ― 1.0%
3M Co.	20,599	1,658,014
Carlisle Cos., Inc.	25,829	865,788
General Electric Co.	143,464	2,306,901
		4,830,703
INSURANCE ― 2.0%
ACE Ltd.(1)	9,566	471,317
Allied World Assurance Co. Holdings Ltd.	18,004	805,859
Allstate Corp. (The)	923	27,625
American Financial Group, Inc.	54,906	1,362,218
American International Group, Inc.(1)	2,133	51,683
Aspen Insurance Holdings Ltd.	11,911	317,190
Chubb Corp. (The)	15,676	783,800
CNA Financial Corp.(1)	23,980	563,290
Conseco, Inc.(1)	11,196	53,293
Delphi Financial Group, Inc., Class A	3,078	62,329
Endurance Specialty Holdings Ltd.	21,076	759,158
Genworth Financial, Inc., Class A(1)	4,203	58,170
Hartford Financial Services Group, Inc. (The)	2,475	59,375
Horace Mann Educators Corp.	4,982	59,734
Loews Corp.	1,031	36,879
MetLife, Inc.	20,618	728,228

Balanced – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Old Republic International Corp.	3,144	$ 33,295
Principal Financial Group, Inc.	3,230	74,451
Protective Life Corp.	3,562	60,020
Prudential Financial, Inc.	50,016	2,500,300
Reinsurance Group of America, Inc.	1,245	60,656
Transatlantic Holdings, Inc.	1,519	75,479
Travelers Cos., Inc. (The)	11,514	583,414
WR Berkley Corp.	1,148	27,931
		9,615,694
INTERNET & CATALOG RETAIL ― 0.4%
Amazon.com, Inc.(1)	7,549	946,720
Netflix, Inc.(1)	14,379	895,093
		1,841,813
INTERNET SOFTWARE & SERVICES ― 1.1%
AOL, Inc.(1)	17,466	418,660
EarthLink, Inc.	23,777	192,831
Google, Inc., Class A(1)	7,866	4,164,418
Sohu.com, Inc.(1)	4,024	202,608
VeriSign, Inc.(1)	8,891	203,693
		5,182,210
IT SERVICES ― 2.1%
Acxiom Corp.(1)	2,941	45,233
Affiliated Computer Services, Inc., Class A(1)	7,477	459,985
Convergys Corp.(1)	80,410	860,387
Global Payments, Inc.	11,263	501,203
International Business Machines Corp.	47,800	5,850,242
NeuStar, Inc., Class A(1)	8,502	190,955
SAIC, Inc.(1)	15,188	278,396
Visa, Inc., Class A	2,955	242,399
Western Union Co. (The)	80,467	1,491,858
Wright Express Corp.(1)	2,907	85,350
		10,006,008
LEISURE EQUIPMENT & PRODUCTS ― 0.1%
Polaris Industries, Inc.	14,001	618,984
LIFE SCIENCES TOOLS & SERVICES ― 0.4%
Bruker Corp.(1)	65,628	805,255
Millipore Corp.(1)	16,206	1,117,728
		1,922,983
MACHINERY ― 1.1%
AGCO Corp.(1)	16,516	510,510
Briggs & Stratton Corp.	10,932	180,706
Caterpillar, Inc.	7,786	406,741
Cummins, Inc.	15,084	681,193
Dover Corp.	3,635	155,869
Graco, Inc.	23,296	621,770
Joy Global, Inc.	12,534	573,305
Kennametal, Inc.	11,092	271,532
Lincoln Electric Holdings, Inc.	11,201	546,945
Manitowoc Co., Inc. (The)	10,000	109,000
Mueller Industries, Inc.	8,362	205,622
Navistar International Corp.(1)	8,858	327,657

Balanced – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Timken Co.	33,757	$ 756,494
		5,347,344
MEDIA ― 1.3%
CBS Corp., Class B	3,051	39,449
Comcast Corp., Class A	148,012	2,343,030
Gannett Co., Inc.	7,431	120,011
Scholastic Corp.	8,038	240,336
Scripps Networks Interactive, Inc., Class A	13,033	556,509
Time Warner, Inc.	92,063	2,527,129
Walt Disney Co. (The)	7,423	219,350
		6,045,814
METALS & MINING ― 0.6%
Cliffs Natural Resources, Inc.	11,272	450,316
Commercial Metals Co.	14,870	204,314
Freeport-McMoRan Copper & Gold, Inc.	7,725	515,180
Reliance Steel & Aluminum Co.	22,232	905,732
Schnitzer Steel Industries, Inc., Class A	9,708	393,174
Worthington Industries, Inc.	43,236	625,625
		3,094,341
MULTILINE RETAIL ― 0.5%
Big Lots, Inc.(1)	39,199	1,113,644
Dillard's, Inc., Class A	13,607	225,332
Dollar Tree, Inc.(1)	9,791	484,850
Family Dollar Stores, Inc.	14,337	442,726
Macy's, Inc.	15,656	249,400
Sears Holdings Corp.(1)	1,038	96,825
		2,612,777
MULTI-INDUSTRY ― 0.2%
Financial Select Sector SPDR Fund	81,072	1,150,412
MULTI-UTILITIES ― 1.0%
DTE Energy Co.	29,431	1,237,279
Integrys Energy Group, Inc.	32,982	1,380,297
NiSource, Inc.	8,106	115,510
Public Service Enterprise Group, Inc.	68,710	2,101,839
		4,834,925
OFFICE ELECTRONICS ― 0.1%
Xerox Corp.	29,498	257,223
OIL, GAS & CONSUMABLE FUELS ― 4.7%
Anadarko Petroleum Corp.	15,565	992,736
Apache Corp.	14,210	1,403,522
Chevron Corp.	44,954	3,242,082
ConocoPhillips	42,321	2,031,408
Exxon Mobil Corp.	140,673	9,063,561
Frontier Oil Corp.	20,281	252,701
McMoRan Exploration Co.(1)	26,856	408,480
Murphy Oil Corp.	17,983	918,572
Occidental Petroleum Corp.	23,668	1,854,151
Peabody Energy Corp.	20,414	859,838
Tesoro Corp.	7,478	93,475
Valero Energy Corp.	244	4,494

Balanced – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

World Fuel Services Corp.	44,440	$ 1,067,893
		22,192,913
PAPER & FOREST PRODUCTS ― 0.1%
International Paper Co.	18,875	432,426
PERSONAL PRODUCTS ― 0.2%
Mead Johnson Nutrition Co.	16,546	748,376
PHARMACEUTICALS ― 3.9%
Abbott Laboratories	37,989	2,011,138
Eli Lilly & Co.	93,351	3,285,955
Endo Pharmaceuticals Holdings, Inc.(1)	31,223	627,894
Forest Laboratories, Inc.(1)	41,024	1,215,951
Johnson & Johnson	103,608	6,512,799
King Pharmaceuticals, Inc.(1)	61,900	743,419
Merck & Co., Inc.	10,043	383,442
Pfizer, Inc.	149,564	2,790,864
Valeant Pharmaceuticals International(1)	26,427	884,512
		18,455,974
PROFESSIONAL SERVICES ― 0.1%
Manpower, Inc.	7,988	413,698
Towers Watson & Co., Class A	4,776	208,377
		622,075
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.6%
Annaly Capital Management, Inc.	7,123	123,798
CBL & Associates Properties, Inc.	5,350	53,500
Duke Realty Corp.	4,506	51,008
Host Hotels & Resorts, Inc.(1)	15,140	160,484
Public Storage	1,282	101,509
Simon Property Group, Inc.	4,039	290,808
SPDR Dow Jones REIT Fund	44,894	2,079,490
		2,860,597
ROAD & RAIL ― 0.6%
Burlington Northern Santa Fe Corp.	7,718	769,716
CSX Corp.	10,799	462,845
Norfolk Southern Corp.	9,916	466,647
Union Pacific Corp.	17,262	1,044,351
		2,743,559
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 1.7%
Applied Materials, Inc.	49,716	605,541
Broadcom Corp., Class A(1)	19,911	532,022
Cypress Semiconductor Corp.(1)	25,716	258,446
Integrated Device Technology, Inc.(1)	42,122	238,832
Intel Corp.	120,209	2,332,055
LSI Corp.(1)	100,931	503,646
Marvell Technology Group Ltd.(1)	9,169	159,816
ON Semiconductor Corp.(1)	33,659	242,681
RF Micro Devices, Inc.(1)	58,783	226,314
Skyworks Solutions, Inc.(1)	88,168	1,118,852
Tessera Technologies, Inc.(1)	8,044	138,115
Texas Instruments, Inc.	59,284	1,333,890
Xilinx, Inc.	11,273	265,817
		7,956,027

Balanced – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

SOFTWARE ― 2.0%
ACI Worldwide, Inc.(1)	2,661	$ 42,603
Adobe Systems, Inc.(1)	13,335	430,721
Cadence Design Systems, Inc.(1)	30,891	179,477
Fair Isaac Corp.	9,548	209,388
Mentor Graphics Corp.(1)	21,223	170,208
Microsoft Corp.	195,811	5,517,954
Oracle Corp.	45,116	1,040,375
Quest Software, Inc.(1)	9,006	155,083
Sybase, Inc.(1)	30,830	1,253,856
Symantec Corp.(1)	22,215	376,544
Synopsys, Inc.(1)	17,238	366,652
		9,742,861
SPECIALTY RETAIL ― 0.9%
AutoZone, Inc.(1)	896	138,907
Barnes & Noble, Inc.	13,454	235,176
Gap, Inc. (The)	51,026	973,576
RadioShack Corp.	9,727	189,871
Rent-A-Center, Inc., Class A(1)	13,117	262,340
Ross Stores, Inc.	41,234	1,893,878
Sherwin-Williams Co. (The)	8,014	507,687
		4,201,435
TEXTILES, APPAREL & LUXURY GOODS ― 0.3%
Jones Apparel Group, Inc.	21,937	316,770
Liz Claiborne, Inc.(1)	49,046	238,854
Polo Ralph Lauren Corp.	11,142	913,644
		1,469,268
THRIFTS & MORTGAGE FINANCE(2)
MGIC Investment Corp.(1)	4,644	28,096
Ocwen Financial Corp.(1)	4,794	43,913
		72,009
TOBACCO ― 0.7%
Altria Group, Inc.	13,269	263,522
Philip Morris International, Inc.	65,149	2,964,931
		3,228,453
TRADING COMPANIES & DISTRIBUTORS(2)
WESCO International, Inc.(1)	8,138	225,585
WIRELESS TELECOMMUNICATION SERVICES(2)
Sprint Nextel Corp.(1)	68,337	224,145
TOTAL COMMON STOCKS
(Cost $236,988,268)		275,919,322
U.S. TREASURY SECURITIES ― 12.9%
U.S. Treasury Bonds, 5.25%, 2/15/29(3)	$ 2,000,000	2,224,688
U.S. Treasury Bonds, 6.25%, 5/15/30(3)	310,000	388,081
U.S. Treasury Bonds, 4.75%, 2/15/37(3)	929,000	972,402
U.S. Treasury Bonds, 4.375%, 11/15/39(3)	1,000,000	979,063
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(3)	3,398,820	3,575,929
U.S. Treasury Notes, 0.875%, 4/30/11(3)	15,500,000	15,594,457
U.S. Treasury Notes, 1.875%, 6/15/12(3)	12,200,000	12,442,097
U.S. Treasury Notes, 1.50%, 7/15/12(3)	4,200,000	4,244,629

Balanced – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

U.S. Treasury Notes, 2.375%, 8/31/14(3)	$ 14,000,000	$ 14,142,198
U.S. Treasury Notes, 3.125%, 5/15/19(3)	7,000,000	6,763,757
TOTAL U.S. TREASURY SECURITIES
(Cost $60,443,701)		61,327,301
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) ― 12.2%
FHLMC, 7.00%, 10/1/12(3)	47,147	49,846
FHLMC, 4.50%, 1/1/19(3)	1,491,663	1,573,367
FHLMC, 6.50%, 1/1/28(3)	95,046	103,935
FHLMC, 5.50%, 12/1/33(3)	806,647	859,122
FHLMC, 5.50%, 1/1/38(3)	2,378,356	2,526,388
FHLMC, 6.00%, 8/1/38	775,334	831,602
FHLMC, 6.50%, 7/1/47(3)	163,734	175,984
FNMA, 6.50%, 5/1/11(3)	5,150	5,370
FNMA, 7.50%, 11/1/11(3)	52,343	54,792
FNMA, 6.50%, 5/1/13(3)	2,751	2,974
FNMA, 6.50%, 5/1/13(3)	5,842	6,315
FNMA, 6.50%, 6/1/13(3)	1,016	1,098
FNMA, 6.50%, 6/1/13(3)	8,738	9,445
FNMA, 6.50%, 6/1/13(3)	14,308	15,466
FNMA, 6.50%, 6/1/13(3)	14,646	15,831
FNMA, 6.00%, 1/1/14(3)	53,295	57,660
FNMA, 6.00%, 4/1/14(3)	193,135	208,954
FNMA, 4.50%, 5/1/19(3)	1,714,257	1,806,278
FNMA, 5.00%, 9/1/20(3)	2,490,621	2,649,090
FNMA, 6.50%, 1/1/28(3)	26,433	28,807
FNMA, 7.00%, 1/1/28(3)	87,205	97,093
FNMA, 6.50%, 1/1/29(3)	109,256	119,683
FNMA, 7.50%, 7/1/29(3)	164,235	186,232
FNMA, 7.50%, 9/1/30(3)	57,789	65,525
FNMA, 6.50%, 9/1/31(3)	85,553	93,611
FNMA, 7.00%, 9/1/31(3)	35,627	39,833
FNMA, 6.50%, 1/1/32(3)	167,270	182,817
FNMA, 7.00%, 6/1/32(3)	403,051	446,705
FNMA, 6.50%, 8/1/32(3)	167,013	182,536
FNMA, 5.50%, 6/1/33(3)	1,074,098	1,142,798
FNMA, 5.50%, 7/1/33(3)	1,373,956	1,461,834
FNMA, 5.50%, 8/1/33(3)	1,248,359	1,328,205
FNMA, 5.50%, 9/1/33(3)	769,192	818,389
FNMA, 5.00%, 11/1/33(3)	3,933,661	4,105,208
FNMA, 5.50%, 1/1/34(3)	5,751,343	6,138,844
FNMA, 4.50%, 9/1/35(3)	3,722,774	3,784,051
FNMA, 5.00%, 2/1/36(3)	4,255,654	4,432,599
FNMA, 5.50%, 4/1/36(3)	1,794,227	1,905,902
FNMA, 5.50%, 5/1/36(3)	3,571,328	3,793,613
FNMA, 5.50%, 2/1/37(3)	1,263,808	1,341,284
FNMA, 6.00%, 7/1/37	7,440,553	7,971,654
FNMA, 6.50%, 8/1/37(3)	2,700,988	2,905,177
FNMA, 6.50%, 6/1/47(3)	121,495	130,565
FNMA, 6.50%, 8/1/47(3)	669,588	719,580
FNMA, 6.50%, 9/1/47(3)	46,877	50,377
FNMA, 6.50%, 9/1/47(3)	390,872	420,055

Balanced – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

FNMA, 6.50%, 9/1/47(3)	$ 1,280,152	$ 1,375,729
GNMA, 7.00%, 4/20/26(3)	155,602	172,608
GNMA, 7.50%, 8/15/26(3)	84,052	94,851
GNMA, 7.00%, 2/15/28(3)	32,849	36,634
GNMA, 7.50%, 2/15/28(3)	70,747	79,928
GNMA, 7.00%, 12/15/28(3)	54,113	60,349
GNMA, 7.00%, 5/15/31(3)	178,345	199,044
GNMA, 5.50%, 11/15/32(3)	1,063,350	1,134,177
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $54,417,607)		57,999,814
CORPORATE BONDS ― 10.1%
AEROSPACE & DEFENSE ― 0.4%
Honeywell International, Inc., 5.30%, 3/15/17(3)	262,000	283,818
Honeywell International, Inc., 5.30%, 3/1/18(3)	230,000	247,580
L-3 Communications Corp., 5.875%, 1/15/15(3)	160,000	162,800
L-3 Communications Corp., 5.20%, 10/15/19(3)(5)	130,000	132,681
Lockheed Martin Corp., 6.15%, 9/1/36(3)	118,000	126,827
Lockheed Martin Corp., 5.50%, 11/15/39(3)	260,000	259,033
United Technologies Corp., 6.05%, 6/1/36(3)	454,000	486,825
United Technologies Corp., 6.125%, 7/15/38(3)	200,000	219,244
		1,918,808
AUTOMOBILES ― 0.1%
Daimler Finance N.A. LLC, 5.875%, 3/15/11(3)	260,000	272,005
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)(5)	50,000	50,153
		322,158
BEVERAGES ― 0.2%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12(3)(5)	300,000	309,773
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(5)	250,000	284,339
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18(3)	230,000	262,060
SABMiller plc, 6.20%, 7/1/11(3)(5)	230,000	243,678
		1,099,850
CAPITAL MARKETS ― 0.8%
Credit Suisse (New York), 5.00%, 5/15/13(3)	340,000	366,811
Credit Suisse (New York), 5.50%, 5/1/14(3)	200,000	218,918
Credit Suisse (New York), 5.30%, 8/13/19(3)	230,000	237,066
Credit Suisse AG, 5.40%, 1/14/20(3)	60,000	60,080
Deutsche Bank AG (London), 4.875%, 5/20/13(3)	330,000	355,114
Deutsche Bank AG (London), 3.875%, 8/18/14(3)	190,000	196,020
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(3)	150,000	164,522
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(3)	850,000	987,542
Jefferies Group, Inc., 8.50%, 7/15/19(3)	130,000	147,160
Morgan Stanley, 4.20%, 11/20/14(3)	200,000	202,976
Morgan Stanley, 6.625%, 4/1/18(3)	320,000	350,685
Morgan Stanley, 5.625%, 9/23/19(3)	250,000	252,979
		3,539,873
CHEMICALS ― 0.1%
Dow Chemical Co. (The), 8.55%, 5/15/19(3)	130,000	155,832
Rohm & Haas Co., 5.60%, 3/15/13(3)	240,000	256,253
		412,085

Balanced – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

COMMERCIAL BANKS ― 0.4%
Barclays Bank plc, 5.00%, 9/22/16(3)	$ 200,000	$ 205,883
BB&T Corp., 5.70%, 4/30/14(3)	150,000	164,165
Fifth Third Bancorp., 6.25%, 5/1/13(3)	140,000	149,261
Lloyds TSB Bank plc, 5.80%, 1/13/20(3)(5)	100,000	99,111
PNC Bank N.A., 6.00%, 12/7/17(3)	290,000	309,640
SunTrust Bank, 7.25%, 3/15/18(3)	110,000	116,701
Wachovia Bank N.A., 4.80%, 11/1/14(3)	373,000	387,651
Wachovia Bank N.A., 4.875%, 2/1/15(3)	123,000	127,720
Wells Fargo & Co., 5.625%, 12/11/17(3)	50,000	52,672
Wells Fargo Bank N.A., 6.45%, 2/1/11(3)	140,000	147,777
Westpac Banking Corp., 4.875%, 11/19/19(3)	100,000	99,731
		1,860,312
COMMERCIAL SERVICES & SUPPLIES ― 0.2%
Allied Waste North America, Inc., 6.375%, 4/15/11(3)	180,000	189,727
Corrections Corp. of America, 6.25%, 3/15/13(3)	250,000	251,875
Republic Services, Inc., 5.50%, 9/15/19(3)(5)	140,000	145,512
Waste Management, Inc., 7.375%, 3/11/19(3)	190,000	222,899
Waste Management, Inc., 6.125%, 11/30/39(3)	120,000	122,138
		932,151
COMMUNICATIONS EQUIPMENT ― 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39(3)	210,000	214,267
CONSUMER FINANCE ― 0.4%
American Express Centurion Bank, 5.55%, 10/17/12(3)	150,000	161,663
American Express Centurion Bank, 6.00%, 9/13/17(3)	250,000	266,136
American Express Co., 7.25%, 5/20/14(3)	100,000	114,402
Capital One Bank USA N.A., 8.80%, 7/15/19(3)	250,000	303,879
General Electric Capital Corp., 3.75%, 11/14/14(3)	200,000	199,949
General Electric Capital Corp., 4.375%, 9/21/15(3)	200,000	205,228
General Electric Capital Corp., 5.625%, 9/15/17(3)	450,000	467,788
General Electric Capital Corp., 6.00%, 8/7/19(3)	150,000	155,656
SLM Corp., 5.375%, 1/15/13(3)	110,000	103,126
		1,977,827
CONTAINERS & PACKAGING(2)
Ball Corp., 7.125%, 9/1/16(3)	130,000	136,175
DIVERSIFIED FINANCIAL SERVICES ― 0.6%
Bank of America Corp., 6.50%, 8/1/16(3)	220,000	238,458
Bank of America Corp., 7.625%, 6/1/19(3)	150,000	172,031
Bank of America N.A., 5.30%, 3/15/17(3)	420,000	414,242
Citigroup, Inc., 5.50%, 4/11/13(3)	470,000	494,099
Citigroup, Inc., 6.01%, 1/15/15(3)	80,000	83,377
Citigroup, Inc., 6.125%, 5/15/18(3)	320,000	322,128
Citigroup, Inc., 8.50%, 5/22/19(3)	100,000	116,864
JPMorgan Chase & Co., 4.65%, 6/1/14(3)	330,000	347,975
JPMorgan Chase & Co., 6.00%, 1/15/18(3)	670,000	725,480
		2,914,654
DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.8%
Alltel Corp., 7.875%, 7/1/32(3)	100,000	121,816
AT&T, Inc., 6.80%, 5/15/36(3)	350,000	378,026
AT&T, Inc., 6.55%, 2/15/39(3)	470,000	500,670
British Telecommunications plc, 5.95%, 1/15/18(3)	120,000	124,853

Balanced – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(3)	$ 500,000	$ 632,124
CenturyTel, Inc., 7.60%, 9/15/39(3)	120,000	126,152
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(3)	150,000	169,979
Embarq Corp., 7.08%, 6/1/16(3)	219,000	243,516
Koninklijke KPN NV, 8.375%, 10/1/30(3)	80,000	100,883
Qwest Corp., 7.875%, 9/1/11(3)	120,000	126,300
Qwest Corp., 7.50%, 10/1/14(3)	200,000	212,000
Sprint Capital Corp., 7.625%, 1/30/11(3)	180,000	183,375
Telecom Italia Capital SA, 6.175%, 6/18/14(3)	340,000	373,326
Telefonica Emisiones SAU, 5.88%, 7/15/19(3)	220,000	236,804
Telefonica Emisiones SAU, 7.05%, 6/20/36(3)	280,000	317,312
Verizon Communications, Inc., 6.40%, 2/15/38(3)	70,000	73,588
		3,920,724
ELECTRIC UTILITIES ― 0.3%
Carolina Power & Light Co., 5.15%, 4/1/15(3)	100,000	109,829
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(3)	81,000	85,473
Duke Energy Corp., 3.95%, 9/15/14(3)	130,000	135,712
EDF SA, 4.60%, 1/27/20(3)(5)	210,000	209,350
Exelon Generation Co. LLC, 5.20%, 10/1/19(3)	150,000	153,432
FirstEnergy Solutions Corp., 6.05%, 8/15/21(3)	300,000	315,282
Florida Power Corp., 6.35%, 9/15/37(3)	230,000	250,349
Southern California Edison Co., 5.625%, 2/1/36(3)	60,000	60,789
Toledo Edison Co. (The), 6.15%, 5/15/37(3)	190,000	194,324
		1,514,540
ELECTRICAL EQUIPMENT(2)
Roper Industries, Inc., 6.25%, 9/1/19(3)	90,000	96,178
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.1%
Corning, Inc., 6.625%, 5/15/19(3)	270,000	302,775
Jabil Circuit, Inc., 7.75%, 7/15/16(3)	250,000	267,500
		570,275
ENERGY EQUIPMENT & SERVICES ― 0.1%
Pride International, Inc., 8.50%, 6/15/19(3)	100,000	115,000
Weatherford International Ltd., 9.625%, 3/1/19(3)	240,000	305,335
		420,335
FOOD & STAPLES RETAILING ― 0.3%
CVS Caremark Corp., 6.60%, 3/15/19(3)	350,000	389,628
SYSCO Corp., 4.20%, 2/12/13(3)	100,000	105,754
Wal-Mart Stores, Inc., 5.875%, 4/5/27(3)	468,000	491,296
Wal-Mart Stores, Inc., 6.50%, 8/15/37(3)	330,000	371,686
Wal-Mart Stores, Inc., 6.20%, 4/15/38(3)	220,000	238,748
		1,597,112
FOOD PRODUCTS ― 0.1%
General Mills, Inc., 5.65%, 9/10/12(3)	120,000	132,123
Kellogg Co., 4.45%, 5/30/16(3)	200,000	209,939
Kraft Foods, Inc., 6.00%, 2/11/13(3)	70,000	76,061
Ralcorp Holdings, Inc., 6.625%, 8/15/39(3)(5)	130,000	129,494
		547,617
HEALTH CARE EQUIPMENT & SUPPLIES ― 0.1%
Baxter International, Inc., 5.90%, 9/1/16(3)	130,000	146,816
Baxter International, Inc., 5.375%, 6/1/18(3)	220,000	239,203

Balanced – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Baxter International, Inc., 6.25%, 12/1/37(3)	$ 230,000	$ 256,356
		642,375
HEALTH CARE PROVIDERS & SERVICES ― 0.2%
Express Scripts, Inc., 5.25%, 6/15/12(3)	230,000	246,908
Medco Health Solutions, Inc., 7.25%, 8/15/13(3)	270,000	308,406
Quest Diagnostics, Inc., 4.75%, 1/30/20(3)	120,000	120,210
		675,524
HOTELS, RESTAURANTS & LEISURE ― 0.2%
McDonald's Corp., 5.35%, 3/1/18(3)	170,000	185,152
McDonald's Corp., 6.30%, 10/15/37(3)	230,000	253,712
Yum! Brands, Inc., 5.30%, 9/15/19(3)	310,000	321,201
Yum! Brands, Inc., 6.875%, 11/15/37(3)	230,000	254,516
		1,014,581
HOUSEHOLD DURABLES(2)
Toll Brothers Finance Corp., 6.75%, 11/1/19(3)	100,000	101,291
Whirlpool Corp., 8.60%, 5/1/14(3)	60,000	69,339
		170,630
HOUSEHOLD PRODUCTS ― 0.1%
Kimberly-Clark Corp., 6.125%, 8/1/17(3)	230,000	261,026
INDUSTRIAL CONGLOMERATES ― 0.2%
General Electric Co., 5.00%, 2/1/13(3)	308,000	329,639
General Electric Co., 5.25%, 12/6/17(3)	230,000	240,705
Hutchison Whampoa International 09/16 Ltd., 4.625%, 9/11/15(3)(5)	230,000	234,828
		805,172
INSURANCE ― 0.3%
Allstate Corp. (The), 7.45%, 5/16/19	150,000	175,537
American International Group, Inc., 8.25%, 8/15/18(3)	100,000	91,941
Lincoln National Corp., 6.25%, 2/15/20(3)	110,000	113,893
MetLife Global Funding I, 5.125%, 4/10/13(3)(5)	200,000	215,640
MetLife, Inc., 6.75%, 6/1/16(3)	190,000	217,812
New York Life Global Funding, 4.65%, 5/9/13(3)(5)	150,000	159,279
Prudential Financial, Inc., 7.375%, 6/15/19(3)	120,000	138,499
Prudential Financial, Inc., 5.40%, 6/13/35(3)	270,000	248,186
Travelers Cos., Inc. (The), 5.90%, 6/2/19(3)	100,000	110,497
		1,471,284
INTERNET & CATALOG RETAIL ― 0.1%
Expedia, Inc., 7.46%, 8/15/18(3)	210,000	230,213
MACHINERY ― 0.1%
Caterpillar Financial Services Corp., 4.85%, 12/7/12(3)	230,000	249,690
Deere & Co., 5.375%, 10/16/29(3)	200,000	204,888
		454,578
MEDIA ― 0.8%
British Sky Broadcasting Group plc, 9.50%, 11/15/18(3)(5)	250,000	327,500
CBS Corp., 5.50%, 5/15/33(3)	120,000	103,316
Comcast Corp., 5.90%, 3/15/16(3)	189,000	206,494
Comcast Corp., 6.40%, 5/15/38(3)	220,000	227,335
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(3)(5)	250,000	261,431
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 6.375%, 6/15/15(3)	210,000	218,662
News America, Inc., 6.90%, 8/15/39(3)(5)	190,000	211,262
Omnicom Group, Inc., 6.25%, 7/15/19(3)	250,000	273,792
Time Warner Cable, Inc., 5.40%, 7/2/12(3)	350,000	376,955

Balanced – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Time Warner Cable, Inc., 6.75%, 7/1/18(3)	$ 240,000	$ 267,858
Time Warner, Inc., 5.50%, 11/15/11(3)	195,000	208,456
Time Warner, Inc., 7.625%, 4/15/31(3)	70,000	82,698
Time Warner, Inc., 7.70%, 5/1/32(3)	150,000	178,388
Viacom, Inc., 5.625%, 9/15/19(3)	450,000	475,497
Viacom, Inc., 6.875%, 4/30/36(3)	160,000	173,911
Virgin Media Secured Finance plc, 6.50%, 1/15/18(3)(5)	190,000	187,862
		3,781,417
METALS & MINING ― 0.4%
ArcelorMittal, 9.85%, 6/1/19(3)	240,000	305,456
Barrick Gold Corp., 6.95%, 4/1/19	170,000	195,610
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(3)	210,000	228,685
Newmont Mining Corp., 6.25%, 10/1/39(3)	220,000	222,601
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(3)	290,000	316,511
Teck Resources Ltd., 10.75%, 5/15/19(3)	120,000	141,900
Vale Overseas Ltd., 5.625%, 9/15/19(3)	90,000	91,920
Xstrata Finance Canada Ltd., 5.80%, 11/15/16(3)(5)	197,000	208,473
		1,711,156
MULTILINE RETAIL(2)
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(3)	175,000	179,375
MULTI-UTILITIES ― 0.5%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(3)	230,000	244,468
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(3)	330,000	330,898
Dominion Resources, Inc., 4.75%, 12/15/10(3)	258,000	266,679
Dominion Resources, Inc., 6.40%, 6/15/18(3)	230,000	257,975
Pacific Gas & Electric Co., 4.20%, 3/1/11(3)	420,000	434,553
Pacific Gas & Electric Co., 5.80%, 3/1/37(3)	163,000	164,574
Pacific Gas & Electric Co., 6.35%, 2/15/38(3)	220,000	238,946
PG&E Corp., 5.75%, 4/1/14(3)	180,000	197,925
Sempra Energy, 8.90%, 11/15/13(3)	170,000	202,304
Sempra Energy, 6.50%, 6/1/16(3)	100,000	111,921
Sempra Energy, 6.00%, 10/15/39(3)	80,000	81,344
		2,531,587
OFFICE ELECTRONICS(2)
Xerox Corp., 5.65%, 5/15/13(3)	80,000	85,821
Xerox Corp., 4.25%, 2/15/15(3)	70,000	71,349
		157,170
OIL, GAS & CONSUMABLE FUELS ― 1.0%
Anadarko Petroleum Corp., 6.45%, 9/15/36(3)	250,000	258,240
Cenovus Energy, Inc., 4.50%, 9/15/14(3)(5)	140,000	147,596
ConocoPhillips, 6.50%, 2/1/39(3)	370,000	414,310
El Paso Corp., 7.875%, 6/15/12(3)	110,000	116,925
Enbridge Energy Partners LP, 6.50%, 4/15/18(3)	95,000	104,959
Enterprise Products Operating LLC, 6.30%, 9/15/17(3)	390,000	430,524
EOG Resources, Inc., 5.625%, 6/1/19(3)	150,000	162,979
Hess Corp., 6.00%, 1/15/40(3)	110,000	109,753
Kerr-McGee Corp., 6.95%, 7/1/24(3)	170,000	192,029
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(3)	200,000	227,976
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(3)	130,000	136,067
Magellan Midstream Partners LP, 6.55%, 7/15/19(3)	150,000	167,635
Motiva Enterprises LLC, 5.75%, 1/15/20(3)(5)	160,000	168,492

Balanced – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Nexen, Inc., 5.65%, 5/15/17(3)	$ 150,000	$ 159,366
Nexen, Inc., 6.40%, 5/15/37(3)	440,000	444,553
Petrobras International Finance Co., 5.75%, 1/20/20(3)	120,000	119,264
Petroleos Mexicanos, 6.00%, 3/5/20(5)(6)	120,000	118,920
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(3)	190,000	236,999
Shell International Finance BV, 6.375%, 12/15/38(3)	200,000	226,453
Talisman Energy, Inc., 7.75%, 6/1/19(3)	200,000	237,149
XTO Energy, Inc., 6.50%, 12/15/18(3)	150,000	172,613
XTO Energy, Inc., 6.10%, 4/1/36(3)	272,000	293,085
		4,645,887
PAPER & FOREST PRODUCTS ― 0.1%
International Paper Co., 9.375%, 5/15/19(3)	250,000	313,731
International Paper Co., 7.30%, 11/15/39(3)	150,000	162,459
		476,190
PERSONAL PRODUCTS(2)
Mead Johnson Nutrition Co., 3.50%, 11/1/14(3)(5)	120,000	120,387
PHARMACEUTICALS ― 0.4%
Abbott Laboratories, 5.875%, 5/15/16(3)	100,000	112,775
AstraZeneca plc, 5.40%, 9/15/12(3)	295,000	324,089
AstraZeneca plc, 5.90%, 9/15/17(3)	360,000	405,040
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(3)	180,000	195,712
Pfizer, Inc., 7.20%, 3/15/39(3)	170,000	206,711
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(3)	410,000	429,003
Wyeth, 5.95%, 4/1/37(3)	272,000	284,597
		1,957,927
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.2%
Digital Realty Trust LP, 5.875%, 2/1/20(3)(5)	150,000	147,879
ProLogis, 7.625%, 8/15/14(3)	90,000	99,430
ProLogis, 5.625%, 11/15/16(3)	490,000	477,462
ProLogis, 7.375%, 10/30/19(3)	120,000	124,644
		849,415
REAL ESTATE MANAGEMENT & DEVELOPMENT(2)
AMB Property LP, 6.625%, 12/1/19(3)	80,000	82,927
ROAD & RAIL ― 0.1%
CSX Corp., 7.375%, 2/1/19(3)	150,000	175,851
Union Pacific Corp., 5.75%, 11/15/17(3)	340,000	367,288
		543,139
SOFTWARE ― 0.1%
Intuit, Inc., 5.75%, 3/15/17(3)	254,000	270,343
SPECIALTY RETAIL ― 0.1%
Home Depot, Inc. (The), 5.875%, 12/16/36(3)	75,000	73,019
Staples, Inc., 9.75%, 1/15/14(3)	240,000	293,112
		366,131
TOBACCO(2)
Altria Group, Inc., 9.25%, 8/6/19(3)	150,000	185,120
WIRELESS TELECOMMUNICATION SERVICES ― 0.1%
America Movil SAB de CV, 5.00%, 10/16/19(3)(5)	200,000	197,581
Rogers Cable, Inc., 6.25%, 6/15/13(3)	180,000	199,861
Rogers Communications, Inc., 6.80%, 8/15/18(3)	120,000	136,740

Balanced – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

SBA Telecommunications, Inc., 8.25%, 8/15/19(3)(5)	$ 120,000	$ 126,600
		660,782
TOTAL CORPORATE BONDS
(Cost $45,329,628)		48,239,277
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 3.6%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 2.6%
FHLB, 1.625%, 11/21/12(3)	3,000,000	3,011,508
FNMA, 0.875%, 1/12/12(3)	3,000,000	2,996,127
FNMA, 2.75%, 3/13/14(3)	4,000,000	4,088,452
FNMA, 5.00%, 2/13/17(3)	2,200,000	2,424,070
		12,520,157
GOVERNMENT-BACKED CORPORATE BONDS(7) ― 1.0%
Citigroup Funding, Inc., 1.875%, 11/15/12(3)	1,800,000	1,815,156
GMAC, Inc., 1.75%, 10/30/12(3)	2,000,000	2,009,286
State Street Bank and Trust Co., 1.85%, 3/15/11(3)	1,000,000	1,014,879
		4,839,321
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $17,014,547)		17,359,478
COLLATERALIZED MORTGAGE OBLIGATIONS(4) ― 0.7%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.4%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(3)	760,534	469,351
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(3)	543,267	517,196
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37(3)	418,448	364,299
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 3.18%, 2/1/10(3)	725,526	668,672
MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(3)	62,539	59,473
		2,078,991
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.3%
FHLMC, Series 77, Class H, 8.50%, 9/15/20(3)	172,980	189,974
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(3)	1,200,000	1,266,076
		1,456,050
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,757,208)		3,535,041
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) ― 0.7%
Commercial Mortgage Pass-Through Certificates, Series 2005 F10A, Class A1, VRN, 0.33%, 2/16/10, resets monthly off the 1-month LIBOR plus 0.10% with no caps(3)(5)	67,843	67,312
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.41%, 2/16/10, resets monthly off the 1-month LIBOR plus 0.18% with no caps(3)(5)	944,113	779,399
Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 0.32%, 2/5/10, resets monthly off the 1-month LIBOR plus 0.09% with no caps(3)(5)	116,052	100,785
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(3)	1,158,664	1,163,623

Balanced – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.30%, 2/16/10, resets monthly off the 1-month LIBOR plus 0.07% with no caps(3)(5)	$ 537,138	$ 488,432
Morgan Stanley Capital I, Series 2003 T11, Class A3 SEQ, 4.85%, 6/13/41(3)	612,109	622,739
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $3,437,165)		3,222,290
MUNICIPAL SECURITIES ― 0.6%
California GO, (Building Bonds), 7.30%, 10/1/39(3)	400,000	381,100
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(3)	800,000	685,032
Los Angeles Unified School District GO, (Building Bonds), 5.76%, 7/1/29(3)	200,000	193,368
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33(3)	130,000	130,432
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(3)	180,000	211,500
New York State Dormitory Auth. Rev., (Building Bonds), 5.63%, 3/15/39(3)	180,000	182,133
San Diego County Water Auth. Financing Agency Water Rev., (Building Bonds), 6.14%, 5/1/49(6)	220,000	226,675
Texas GO, (Building Bonds), 5.52%, 4/1/39(3)	340,000	345,732
University of California Rev., (Building Bonds), 5.77%, 5/15/43(3)	230,000	231,338
Utah GO, Series 2009 D, (Building Bonds), 4.55%, 7/1/24(3)	380,000	385,780
TOTAL MUNICIPAL SECURITIES
(Cost $3,084,292)		2,973,090
SOVEREIGN GOVERNMENTS & AGENCIES ― 0.2%
BRAZIL(2)
Brazilian Government International Bond, 5.875%, 1/15/19(3)	160,000	168,400
CANADA — 0.1%
Hydro Quebec, 8.40%, 1/15/22(3)	145,000	190,039
MEXICO — 0.1%
United Mexican States, 5.95%, 3/19/19(3)	420,000	445,830
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $761,780)		804,269
ASSET-BACKED SECURITIES(2)(4)
CNH Equipment Trust, Series 2007 C, Class A3A SEQ, 5.21%, 12/15/11(3)
(Cost $184,547)	184,547	185,689
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS ― 0.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(3)
(Cost $1,285,000)	1,285,000	1,285,000
TEMPORARY CASH INVESTMENTS ― 1.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares
(Cost $7,792,390)	7,792,390	7,792,390
TOTAL INVESTMENT SECURITIES — 100.8%
(Cost $434,496,133)		480,642,961
OTHER ASSETS AND LIABILITIES — (0.8)%		(4,025,359)
TOTAL NET ASSETS — 100.0%		$476,617,602

Balanced – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
24	S&P 500 E-Mini Futures	March 2010	$1,284,480	$(70,754)
31	U.S. Long Bond	March 2010	3,683,187	(18,344)
			$4,967,667	$(89,098)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
91	U.S. Treasury 2-Year Notes	March 2010	$19,833,734	$(55,847)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - BUY PROTECTION
$2,650,000	Pay quarterly a fixed rate equal to 0.12% multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18. Expires March 2017.	–	$67,174

Balanced – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
SPDR	-	Standard & Poor's Depositary Receipts
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.
(3)	Security, or a portion thereof, has been segregated for when-issued securities, futures contracts, and/or swap agreements. At the period end, the aggregate value of securities pledged was $25,215,000.
(4)	Final maturity indicated, unless otherwise noted.
(5)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $5,873,749, which represented 1.2% of total net assets.

(6)	When-issued security.
(7)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

Balanced – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of January 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$275,919,322	–	–
U.S. Treasury Securities	–	$61,327,301	–
U.S. Government Agency Mortgage-Backed Securities	–	57,999,814	–
Corporate Bonds	–	48,239,277	–
U.S. Government Agency Securities and Equivalents	–	17,359,478	–
Collateralized Mortgage Obligations	–	3,535,041	–
Commercial Mortgage-Backed Securities	–	3,222,290	–
Municipal Securities	–	2,973,090	–
Sovereign Governments & Agencies	–	804,269	–
Asset-Backed Securities	–	185,689	–
Temporary Cash Investments	9,077,390	–	–
Total Value of Investment Securities	$284,996,712	$195,646,249	–
Other Financial Instruments
Futures Contracts	$(144,945)	–	–
Swap Agreements	–	$67,174	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(144,945)	$67,174	–

Balanced – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)

3. Federal Tax Information

As of January 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 445,919,272
Gross tax appreciation of investments	$ 41,535,635
Gross tax depreciation of investments	(6,811,946)
Net tax appreciation (depreciation) of investments	$ 34,723,689

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Veedot® Fund

January 31, 2010

Veedot – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.3%
AUTO COMPONENTS ― 3.7%
Cooper Tire & Rubber Co.	47,000	$ 800,410
Tenneco, Inc.(1)	57,000	1,007,760
TRW Automotive Holdings Corp.(1)	47,500	1,093,925
		2,902,095
BUILDING PRODUCTS ― 1.0%
Armstrong World Industries, Inc.(1)	21,000	765,030
CHEMICALS ― 7.7%
Braskem SA Preference Shares ADR(1)	73,500	1,022,385
Celanese Corp., Series A	29,000	843,900
Eastman Chemical Co.	15,500	876,215
Lubrizol Corp.	11,500	847,435
PolyOne Corp.(1)	117,000	871,650
Stepan Co.	13,000	760,240
W.R. Grace & Co.(1)	37,000	883,560
		6,105,385
COMMERCIAL BANKS ― 1.2%
First Financial Bancorp	58,000	951,200
COMMERCIAL SERVICES & SUPPLIES ― 3.7%
HNI Corp.	30,500	763,110
M&F Worldwide Corp.(1)	21,500	780,235
RINO International Corp.(1)	24,500	493,675
United Stationers, Inc.(1)	16,500	900,240
		2,937,260
COMMUNICATIONS EQUIPMENT ― 2.1%
KVH Industries, Inc.(1)	61,000	793,000
Netgear, Inc.(1)	43,500	897,840
		1,690,840
COMPUTERS & PERIPHERALS ― 4.6%
Seagate Technology	75,000	1,254,750
Western Digital Corp.(1)	34,000	1,291,660
Xyratex Ltd.(1)	79,000	1,083,090
		3,629,500
CONSUMER FINANCE ― 4.6%
Advance America Cash Advance Centers, Inc.	154,500	746,235
American Express Co.	23,500	885,010
Cardtronics, Inc.(1)	75,500	822,195
Dollar Financial Corp.(1)	52,000	1,172,600
		3,626,040
CONTAINERS & PACKAGING ― 2.9%
Packaging Corp. of America	46,000	1,013,840
Temple-Inland, Inc.	71,000	1,233,270
		2,247,110
DIVERSIFIED TELECOMMUNICATION SERVICES ― 1.2%
Telecom Argentina SA ADR(1)	58,000	976,720
ELECTRICAL EQUIPMENT ― 1.0%
Canadian Solar, Inc.(1)	37,000	781,810
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 4.7%
Avnet, Inc.(1)	30,500	806,420

Veedot – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

Jabil Circuit, Inc.	60,000	$ 868,800
Sanmina-SCI Corp.(1)	93,000	1,227,600
Tech Data Corp.(1)	20,500	835,375
		3,738,195
FOOD PRODUCTS ― 1.1%
Wimm-Bill-Dann Foods OJSC ADR(1)	42,000	872,760
HEALTH CARE PROVIDERS & SERVICES ― 6.0%
AmerisourceBergen Corp.	42,500	1,158,550
Community Health Systems, Inc.(1)	28,500	929,670
Healthspring, Inc.(1)	54,500	947,755
Odyssey HealthCare, Inc.(1)	58,000	851,440
Universal American Financial Corp.(1)	62,000	828,320
		4,715,735
HOTELS, RESTAURANTS & LEISURE ― 1.6%
Ctrip.com International Ltd. ADR(1)	39,000	1,220,310
HOUSEHOLD DURABLES ― 3.4%
Tempur-Pedic International, Inc.(1)	40,500	1,008,045
Tupperware Brands Corp.	18,500	785,510
Whirlpool Corp.	11,500	864,570
		2,658,125
INDUSTRIAL CONGLOMERATES ― 1.2%
3M Co.	12,000	965,880
INSURANCE ― 1.1%
FBL Financial Group, Inc., Class A	46,500	834,210
INTERNET & CATALOG RETAIL ― 2.1%
Amazon.com, Inc.(1)	7,000	877,870
priceline.com, Inc.(1)	4,000	781,400
		1,659,270
IT SERVICES ― 3.5%
TeleTech Holdings, Inc.(1)	51,500	980,560
Unisys Corp.(1)	36,350	1,050,152
Wipro Ltd. ADR	38,500	758,065
		2,788,777
LIFE SCIENCES TOOLS & SERVICES ― 0.9%
WuXi PharmaTech Cayman, Inc. ADR(1)	45,000	676,800
MACHINERY ― 2.1%
Crane Co.	27,500	839,300
Oshkosh Corp.	21,500	775,505
		1,614,805
MEDIA ― 1.0%
Viacom, Inc., Class B(1)	27,000	786,780
METALS & MINING ― 4.5%
Cliffs Natural Resources, Inc.	22,000	878,900
Freeport-McMoRan Copper & Gold, Inc.	16,500	1,100,385
Horsehead Holding Corp.(1)	79,500	779,100
Walter Energy, Inc.	12,000	779,040
		3,537,425
MULTILINE RETAIL ― 1.4%
Nordstrom, Inc.	32,500	1,122,550
OIL, GAS & CONSUMABLE FUELS ― 1.9%
BP Prudhoe Bay Royalty Trust	10,000	815,100

Veedot – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

Stone Energy Corp.(1)	45,000	$ 717,300
		1,532,400
PAPER & FOREST PRODUCTS ― 4.5%
Clearwater Paper Corp.(1)	17,000	831,810
Domtar Corp.(1)	17,500	849,975
Schweitzer-Mauduit International, Inc.	25,000	1,881,000
		3,562,785
PHARMACEUTICALS ― 1.7%
Hi-Tech Pharmacal Co., Inc.(1)	63,000	1,357,020
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 5.7%
Advanced Micro Devices, Inc.(1)	102,000	760,920
Atheros Communications, Inc.(1)	31,000	994,170
Micron Technology, Inc.(1)	101,000	880,720
Texas Instruments, Inc.	35,500	798,750
Veeco Instruments, Inc.(1)	34,500	1,097,790
		4,532,350
SOFTWARE ― 1.1%
MicroStrategy, Inc., Class A(1)	9,000	843,480
SPECIALTY RETAIL ― 10.8%
Bed Bath & Beyond, Inc.(1)	25,000	967,500
CarMax, Inc.(1)	41,500	856,145
Citi Trends, Inc.(1)	28,500	887,205
DSW, Inc., Class A(1)	34,500	831,450
Guess?, Inc.	22,500	893,475
J. Crew Group, Inc.(1)	28,500	1,117,485
Kirkland's, Inc.(1)	88,500	1,368,210
Pier 1 Imports, Inc.(1)	152,500	777,750
TJX Cos., Inc. (The)	21,500	817,215
		8,516,435
TEXTILES, APPAREL & LUXURY GOODS ― 3.2%
Coach, Inc.	26,000	906,880
Fossil, Inc.(1)	25,500	832,575
Polo Ralph Lauren Corp.	10,000	820,000
		2,559,455
TOBACCO ― 1.1%
Alliance One International, Inc.(1)	177,000	900,930
TOTAL INVESTMENT SECURITIES — 98.3%
(Cost $70,046,589)		77,609,467
OTHER ASSETS AND LIABILITIES — 1.7%		1,352,302
TOTAL NET ASSETS — 100.0%		$78,961,769

Veedot – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)

Geographic Diversification
(as a % of net assets)
United States	85.6%
People's Republic of China	3.0%
Canada	2.1%
Cayman Islands	1.6%
Bermuda	1.4%
Brazil	1.3%
Argentina	1.2%
Russian Federation	1.1%
India	1.0%
Other Assets and Liabilities	1.7%

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

Veedot – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of January 31, 2010, the valuation inputs used to determine the fair value of the fund’s investment securities were classified as Level 1.

3. Federal Tax Information

As of January 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$70,046,589
Gross tax appreciation of investments	$ 9,588,800
Gross tax depreciation of investments	(2,025,922)
Net tax appreciation (depreciation) of investments	$ 7,562,878

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Capital Value Fund

January 31, 2010

Capital Value – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.8%
AEROSPACE & DEFENSE ― 2.5%
Honeywell International, Inc.	36,600	$ 1,414,224
Lockheed Martin Corp.	11,700	871,884
Northrop Grumman Corp.	32,800	1,856,480
		4,142,588
BEVERAGES ― 1.4%
Coca-Cola Co. (The)	43,600	2,365,300
BIOTECHNOLOGY ― 0.9%
Amgen, Inc.(1)	16,900	988,312
Gilead Sciences, Inc.(1)	9,700	468,219
		1,456,531
CAPITAL MARKETS ― 4.1%
Ameriprise Financial, Inc.	36,000	1,376,640
Bank of New York Mellon Corp. (The)	65,500	1,905,395
Goldman Sachs Group, Inc. (The)	16,100	2,394,392
Morgan Stanley	48,000	1,285,440
		6,961,867
CHEMICALS ― 2.2%
E.I. du Pont de Nemours & Co.	62,700	2,044,647
PPG Industries, Inc.	27,700	1,625,436
		3,670,083
COMMERCIAL BANKS ― 4.3%
PNC Financial Services Group, Inc.	22,200	1,230,546
U.S. Bancorp.	95,000	2,382,600
Wells Fargo & Co.	127,300	3,619,139
		7,232,285
COMMERCIAL SERVICES & SUPPLIES ― 1.6%
Avery Dennison Corp.	18,300	594,933
Pitney Bowes, Inc.	28,200	589,944
R.R. Donnelley & Sons Co.	37,200	737,304
Waste Management, Inc.	25,200	807,660
		2,729,841
COMMUNICATIONS EQUIPMENT ― 0.7%
Cisco Systems, Inc.(1)	54,700	1,229,109
COMPUTERS & PERIPHERALS ― 1.1%
Hewlett-Packard Co.	39,900	1,878,093
CONSTRUCTION & ENGINEERING ― 0.3%
Shaw Group, Inc. (The)(1)	15,000	484,350
DIVERSIFIED CONSUMER SERVICES ― 0.7%
H&R Block, Inc.	52,300	1,125,496
DIVERSIFIED FINANCIAL SERVICES ― 7.0%
Bank of America Corp.	333,300	5,059,494
Citigroup, Inc.(1)	242,964	806,641
JPMorgan Chase & Co.	150,200	5,848,788
		11,714,923
DIVERSIFIED TELECOMMUNICATION SERVICES ― 6.4%
AT&T, Inc.	250,200	6,345,072
CenturyTel, Inc.	20,000	680,200

Capital Value – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

Verizon Communications, Inc.	123,800	$ 3,642,196
		10,667,468
ELECTRIC UTILITIES ― 2.5%
Exelon Corp.	50,100	2,285,562
PPL Corp.	62,600	1,846,074
		4,131,636
ENERGY EQUIPMENT & SERVICES ― 2.1%
Baker Hughes, Inc.	17,700	801,456
Diamond Offshore Drilling, Inc.	5,200	475,956
National Oilwell Varco, Inc.	33,900	1,386,510
Transocean Ltd.(1)	9,300	788,082
		3,452,004
FOOD & STAPLES RETAILING ― 3.4%
Kroger Co. (The)	54,200	1,161,506
SYSCO Corp.	34,800	974,052
Walgreen Co.	45,800	1,651,090
Wal-Mart Stores, Inc.	35,900	1,918,137
		5,704,785
FOOD PRODUCTS ― 1.1%
Kraft Foods, Inc., Class A	33,600	929,376
Unilever NV New York Shares	29,000	886,820
		1,816,196
HEALTH CARE EQUIPMENT & SUPPLIES ― 0.4%
Medtronic, Inc.	17,700	759,153
HEALTH CARE PROVIDERS & SERVICES ― 1.5%
Aetna, Inc.	27,000	809,190
Quest Diagnostics, Inc.	9,300	517,731
WellPoint, Inc.(1)	17,600	1,121,472
		2,448,393
HOTELS, RESTAURANTS & LEISURE ― 0.5%
Darden Restaurants, Inc.	13,900	513,744
Starbucks Corp.(1)	18,600	405,294
		919,038
HOUSEHOLD DURABLES ― 0.5%
Newell Rubbermaid, Inc.	67,400	914,618
HOUSEHOLD PRODUCTS ― 0.5%
Clorox Co.	15,000	887,550
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.3%
NRG Energy, Inc.(1)	20,900	503,899
INDUSTRIAL CONGLOMERATES ― 4.2%
General Electric Co.	378,600	6,087,888
Tyco International Ltd.(1)	25,300	896,379
		6,984,267
INSURANCE ― 4.4%
Allstate Corp. (The)	55,200	1,652,136
Chubb Corp. (The)	22,800	1,140,000
Loews Corp.	22,800	815,556
Torchmark Corp.	26,700	1,198,830
Travelers Cos., Inc. (The)	40,300	2,042,001
XL Capital Ltd., Class A	30,600	513,162
		7,361,685

Capital Value – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

IT SERVICES ― 1.5%
Fiserv, Inc.(1)	13,900	$ 626,056
International Business Machines Corp.	16,000	1,958,240
		2,584,296
MACHINERY ― 1.5%
Dover Corp.	26,700	1,144,896
Ingersoll-Rand plc	41,900	1,360,074
		2,504,970
MEDIA ― 4.0%
CBS Corp., Class B	89,500	1,157,235
Comcast Corp., Class A	93,300	1,476,939
Time Warner Cable, Inc.	20,500	893,595
Time Warner, Inc.	69,000	1,894,050
Viacom, Inc., Class B(1)	47,000	1,369,580
		6,791,399
METALS & MINING ― 0.6%
Nucor Corp.	26,100	1,064,880
MULTILINE RETAIL ― 0.7%
Kohl's Corp.(1)	17,300	871,401
Macy's, Inc.	22,000	350,460
		1,221,861
MULTI-UTILITIES ― 0.8%
PG&E Corp.	30,200	1,275,648
OFFICE ELECTRONICS ― 0.5%
Xerox Corp.	93,500	815,320
OIL, GAS & CONSUMABLE FUELS ― 16.4%
Apache Corp.	20,800	2,054,416
Chevron Corp.	78,400	5,654,208
ConocoPhillips	98,600	4,732,800
Devon Energy Corp.	16,200	1,083,942
Exxon Mobil Corp.	119,500	7,699,385
Occidental Petroleum Corp.	25,300	1,982,002
Royal Dutch Shell plc, Class A ADR	68,100	3,772,059
Valero Energy Corp.	28,200	519,444
		27,498,256
PAPER & FOREST PRODUCTS ― 0.4%
International Paper Co.	31,500	721,665
PHARMACEUTICALS ― 9.8%
Abbott Laboratories	30,400	1,609,376
Eli Lilly & Co.	30,200	1,063,040
Johnson & Johnson	53,500	3,363,010
Merck & Co., Inc.	93,300	3,562,194
Pfizer, Inc.	368,900	6,883,674
		16,481,294
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.6%
Simon Property Group, Inc.	13,400	964,800
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 1.1%
Applied Materials, Inc.	46,500	566,370
Intel Corp.	67,900	1,317,260
		1,883,630

Capital Value – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

SOFTWARE ― 2.3%
Activision Blizzard, Inc.(1)	39,600	$ 402,336
Microsoft Corp.	71,500	2,014,870
Oracle Corp.	61,800	1,425,108
		3,842,314
SPECIALTY RETAIL ― 2.3%
Best Buy Co., Inc.	15,200	557,080
Gap, Inc. (The)	33,700	642,996
Home Depot, Inc. (The)	67,600	1,893,476
Staples, Inc.	32,800	769,488
		3,863,040
TEXTILES, APPAREL & LUXURY GOODS ― 0.5%
VF Corp.	12,900	929,187
TOBACCO ― 1.2%
Altria Group, Inc.	59,400	1,179,684
Lorillard, Inc.	10,100	764,570
		1,944,254
TOTAL COMMON STOCKS
(Cost $148,504,985)		165,927,972
CONVERTIBLE PREFERRED STOCKS — 0.3%
DIVERSIFIED FINANCIAL SERVICES ― 0.3%
Bank of America Corp., 10.00%, 12/31/49(2)
(Cost $423,960)	28,264	426,786
TEMPORARY CASH INVESTMENTS — 0.9%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	50,248	50,248
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 3.25%, 12/31/16, valued at $1,532,049), in a joint trading account at 0.08%, dated 1/29/10, due 2/1/10 (Delivery value $1,500,010)		1,500,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,550,248)		1,550,248
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $150,479,193)		167,905,006
OTHER ASSETS AND LIABILITIES(3)		(50,542)
TOTAL NET ASSETS — 100.0%		$167,854,464

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.
(2)
Perpetual security. These securities do not have a predetermined maturity date. The coupon rates are fixed for a period of time and may be structured to adjust thereafter. Interest reset or next call date is indicated, as applicable.

(3)	Category is less than 0.05% of total net assets.

Capital Value – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of January 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$165,927,972	–	–
Convertible Preferred Stocks	–	$ 426,786	–
Temporary Cash Investments	50,248	1,500,000	–
Total Value of Investment Securities	$165,978,220	$1,926,786	–

3. Federal Tax Information

As of January 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$151,332,910
Gross tax appreciation of investments	$ 29,850,323
Gross tax depreciation of investments	(13,278,227)
Net tax appreciation (depreciation) of investments	$ 16,572,096

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Growth Fund

January 31, 2010

NT Growth – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.5%
AEROSPACE & DEFENSE ― 2.0%
Honeywell International, Inc.	41,900	$ 1,619,016
Rockwell Collins, Inc.	53,100	2,824,389
		4,443,405
AIR FREIGHT & LOGISTICS ― 1.7%
United Parcel Service, Inc., Class B	66,300	3,830,151
AUTO COMPONENTS ― 1.2%
BorgWarner, Inc.(1)	78,700	2,761,583
AUTOMOBILES ― 0.6%
Ford Motor Co.(1)	129,300	1,401,612
BEVERAGES ― 4.3%
Coca-Cola Co. (The)	108,700	5,896,975
PepsiCo, Inc.	65,200	3,887,224
		9,784,199
BIOTECHNOLOGY ― 4.0%
Alexion Pharmaceuticals, Inc.(1)	24,600	1,140,702
Amgen, Inc.(1)	76,800	4,491,264
Gilead Sciences, Inc.(1)	50,200	2,423,154
Talecris Biotherapeutics Holdings Corp.(1)	29,205	683,397
Vertex Pharmaceuticals, Inc.(1)	11,700	449,280
		9,187,797
CAPITAL MARKETS ― 1.8%
Charles Schwab Corp. (The)	102,100	1,867,409
Goldman Sachs Group, Inc. (The)	15,100	2,245,672
		4,113,081
CHEMICALS ― 1.7%
Airgas, Inc.	26,000	1,098,760
Celanese Corp., Series A	52,148	1,517,507
PPG Industries, Inc.	22,900	1,343,772
		3,960,039
COMMERCIAL BANKS ― 1.3%
Wells Fargo & Co.	102,072	2,901,907
COMMUNICATIONS EQUIPMENT ― 5.0%
Arris Group, Inc.(1)	42,500	426,700
Cisco Systems, Inc.(1)	240,600	5,406,282
F5 Networks, Inc.(1)	38,800	1,917,884
Palm, Inc.(1)	23,924	248,570
QUALCOMM, Inc.	83,300	3,264,527
		11,263,963
COMPUTERS & PERIPHERALS ― 9.8%
Apple, Inc.(1)	40,400	7,761,648
Dell, Inc.(1)	156,700	2,021,430
EMC Corp.(1)	84,200	1,403,614
Hewlett-Packard Co.	146,600	6,900,462
Lexmark International, Inc., Class A(1)	20,300	523,537
NetApp, Inc.(1)	95,200	2,773,176
QLogic Corp.(1)	45,900	789,021
		22,172,888

NT Growth – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

CONSUMER FINANCE ― 1.1%
American Express Co.	66,200	$ 2,493,092
DIVERSIFIED ― 0.4%
iShares Russell 1000 Growth Index Fund	19,400	923,634
ELECTRICAL EQUIPMENT ― 1.0%
Rockwell Automation, Inc.	46,208	2,229,074
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.7%
Jabil Circuit, Inc.	117,500	1,701,400
ENERGY EQUIPMENT & SERVICES ― 1.4%
Cameron International Corp.(1)	12,600	474,516
Schlumberger Ltd.	41,600	2,639,936
		3,114,452
FOOD & STAPLES RETAILING ― 4.2%
Walgreen Co.	105,800	3,814,090
Wal-Mart Stores, Inc.	108,900	5,818,527
		9,632,617
FOOD PRODUCTS ― 4.2%
Archer-Daniels-Midland Co.	71,800	2,151,846
General Mills, Inc.	51,200	3,651,072
Kellogg Co.	68,603	3,733,375
		9,536,293
HEALTH CARE EQUIPMENT & SUPPLIES ― 4.5%
Baxter International, Inc.	57,737	3,325,074
Becton, Dickinson & Co.	22,996	1,733,208
Covidien plc	45,900	2,320,704
Edwards Lifesciences Corp.(1)	23,200	2,079,184
Gen-Probe, Inc.(1)	15,100	648,243
		10,106,413
HEALTH CARE PROVIDERS & SERVICES ― 2.7%
AmerisourceBergen Corp.	56,300	1,534,738
Express Scripts, Inc.(1)	54,600	4,578,756
		6,113,494
HOTELS, RESTAURANTS & LEISURE ― 1.3%
Chipotle Mexican Grill, Inc.(1)	9,700	935,662
Starwood Hotels & Resorts Worldwide, Inc.	60,705	2,022,691
		2,958,353
HOUSEHOLD DURABLES ― 1.0%
Whirlpool Corp.	30,700	2,308,026
HOUSEHOLD PRODUCTS ― 3.5%
Colgate-Palmolive Co.	23,100	1,848,693
Procter & Gamble Co. (The)	97,600	6,007,280
		7,855,973
INDUSTRIAL CONGLOMERATES ― 1.5%
3M Co.	41,500	3,340,335
INSURANCE ― 1.4%
Aflac, Inc.	65,200	3,157,636
INTERNET & CATALOG RETAIL ― 0.7%
Amazon.com, Inc.(1)	13,600	1,705,576
INTERNET SOFTWARE & SERVICES ― 2.7%
Google, Inc., Class A(1)	11,700	6,194,214

NT Growth – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

IT SERVICES ― 1.0%
Paychex, Inc.	72,900	$ 2,113,371
VeriFone Holdings, Inc.(1)	13,800	245,502
		2,358,873
LIFE SCIENCES TOOLS & SERVICES ― 0.7%
Thermo Fisher Scientific, Inc.(1)	32,500	1,499,875
MACHINERY ― 2.2%
Caterpillar, Inc.	12,900	673,896
Eaton Corp.	36,700	2,247,508
Illinois Tool Works, Inc.	49,800	2,170,782
		5,092,186
MEDIA ― 1.3%
Scripps Networks Interactive, Inc., Class A	37,800	1,614,060
Walt Disney Co. (The)	41,800	1,235,190
		2,849,250
METALS & MINING ― 0.5%
Newmont Mining Corp.	26,400	1,131,504
MULTILINE RETAIL ― 2.2%
Kohl's Corp.(1)	30,400	1,531,248
Target Corp.	66,000	3,383,820
		4,915,068
OIL, GAS & CONSUMABLE FUELS ― 2.8%
Apache Corp.	11,000	1,086,470
EOG Resources, Inc.	17,500	1,582,350
Exxon Mobil Corp.	20,100	1,295,043
Occidental Petroleum Corp.	21,500	1,684,310
Southwestern Energy Co.(1)	13,900	596,032
		6,244,205
PERSONAL PRODUCTS ― 0.6%
Mead Johnson Nutrition Co.	28,754	1,300,543
PHARMACEUTICALS ― 5.4%
Abbott Laboratories	110,300	5,839,282
Johnson & Johnson	76,800	4,827,648
Novo Nordisk A/S B Shares	21,600	1,461,968
Perrigo Co.	1,000	44,280
		12,173,178
ROAD & RAIL ― 1.0%
Union Pacific Corp.	37,700	2,280,850
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 3.1%
Broadcom Corp., Class A(1)	47,400	1,266,528
Cree, Inc.(1)	17,000	950,470
Linear Technology Corp.	116,600	3,043,260
Marvell Technology Group Ltd.(1)	73,000	1,272,390
NVIDIA Corp.(1)	32,100	494,019
		7,026,667
SOFTWARE ― 7.6%
Adobe Systems, Inc.(1)	54,283	1,753,341
Cerner Corp.(1)	2,900	219,385
Microsoft Corp.	383,300	10,801,394
Oracle Corp.	176,400	4,067,784
salesforce.com, inc.(1)	7,600	482,980
		17,324,884

NT Growth – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

SPECIALTY RETAIL ― 2.9%
Abercrombie & Fitch Co., Class A	41,400	$ 1,305,756
Home Depot, Inc. (The)	116,900	3,274,369
J. Crew Group, Inc.(1)	28,500	1,117,485
Williams-Sonoma, Inc.	51,100	969,878
		6,667,488
TEXTILES, APPAREL & LUXURY GOODS ― 0.4%
Polo Ralph Lauren Corp.	11,400	934,800
WIRELESS TELECOMMUNICATION SERVICES ― 1.1%
American Tower Corp., Class A(1)	60,200	2,555,490
TOTAL COMMON STOCKS
(Cost $189,967,710)		223,546,068
TEMPORARY CASH INVESTMENTS — 0.9%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	88,130	88,130

Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $2,042,840), in a joint trading account at 0.05%, dated 1/29/10, due 2/1/10 (Delivery value $2,000,008)		2,000,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $2,088,130)		2,088,130
TOTAL INVESTMENT SECURITIES — 99.4%
(Cost $192,055,840)		225,634,198
OTHER ASSETS AND LIABILITIES — 0.6%		1,268,146
TOTAL NET ASSETS — 100.0%		$226,902,344

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
5,051,592	DKK for USD	2/26/10	$940,467	$12,574
(Value on Settlement Date $953,041)

Notes to Schedule of Investments
DKK	-	Danish Krone
USD	-	United States Dollar

(1)	Non-income producing.

NT Growth – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of January 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$222,084,100	$1,461,968	–
Temporary Cash Investments	88,130	2,000,000	–
Total Value of Investment Securities	$222,172,230	$3,461,968	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$12,574	–

3. Federal Tax Information

As of January 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$197,612,707
Gross tax appreciation of investments	$ 30,310,878
Gross tax depreciation of investments	(2,289,387)
Net tax appreciation (depreciation) of investments	$ 28,021,491

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT VistaSM Fund

January 31, 2010

NT Vista – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 95.6%
AEROSPACE & DEFENSE ― 2.4%
BE Aerospace, Inc.(1)	37,897	$ 850,030
Goodrich Corp.	13,600	841,976
Precision Castparts Corp.	7,700	810,425
		2,502,431
AIR FREIGHT & LOGISTICS ― 1.6%
FedEx Corp.	20,800	1,629,680
AUTO COMPONENTS ― 1.4%
Autoliv, Inc.	34,000	1,455,540
BIOTECHNOLOGY ― 1.0%
Alexion Pharmaceuticals, Inc.(1)	23,200	1,075,784
CAPITAL MARKETS ― 6.9%
Franklin Resources, Inc.	7,500	742,725
Janus Capital Group, Inc.	78,800	962,148
Jefferies Group, Inc.(1)	69,900	1,785,246
Lazard Ltd., Class A	61,700	2,377,918
Legg Mason, Inc.	27,500	708,950
Waddell & Reed Financial, Inc., Class A	18,400	576,472
		7,153,459
CHEMICALS ― 2.1%
Celanese Corp., Series A	40,500	1,178,550
CF Industries Holdings, Inc.	6,200	575,732
Mosaic Co. (The)	8,800	470,888
		2,225,170
COMMERCIAL BANKS ― 0.6%
Fifth Third Bancorp.	53,000	659,320
COMMUNICATIONS EQUIPMENT ― 1.5%
CommScope, Inc.(1)	27,700	753,717
F5 Networks, Inc.(1)	16,000	790,880
		1,544,597
COMPUTERS & PERIPHERALS ― 3.2%
NetApp, Inc.(1)	26,000	757,380
Seagate Technology	80,100	1,340,073
Western Digital Corp.(1)	33,400	1,268,866
		3,366,319
CONSTRUCTION & ENGINEERING ― 1.5%
AECOM Technology Corp.(1)	28,124	758,504
Chicago Bridge & Iron Co. NV New York Shares(1)	37,200	754,788
		1,513,292
CONSUMER FINANCE ― 1.5%
AmeriCredit Corp.(1)	38,100	798,957
Discover Financial Services	57,000	779,760
		1,578,717
CONTAINERS & PACKAGING ― 0.8%
Crown Holdings, Inc.(1)	33,163	789,611
DIVERSIFIED FINANCIAL SERVICES ― 0.5%
IntercontinentalExchange, Inc.(1)	5,200	496,496
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 2.5%
Agilent Technologies, Inc.(1)	47,500	1,331,425

NT Vista – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

Jabil Circuit, Inc.	32,400	$ 469,152
Molex, Inc.	38,300	772,128
		2,572,705
ENERGY EQUIPMENT & SERVICES ― 3.1%
Atwood Oceanics, Inc.(1)	39,100	1,310,632
Cameron International Corp.(1)	36,400	1,370,824
Oceaneering International, Inc.(1)	8,800	481,360
		3,162,816
FOOD PRODUCTS ― 0.5%
Green Mountain Coffee Roasters, Inc.(1)	6,200	525,884
HEALTH CARE EQUIPMENT & SUPPLIES ― 0.5%
Covidien plc	10,500	530,880
HEALTH CARE PROVIDERS & SERVICES ― 5.3%
Express Scripts, Inc.(1)	26,000	2,180,360
Health Management Associates, Inc., Class A(1)	76,200	505,968
Medco Health Solutions, Inc.(1)	35,600	2,188,688
Tenet Healthcare Corp.(1)	106,900	592,226
		5,467,242
HEALTH CARE TECHNOLOGY ― 0.7%
Allscripts-Misys Healthcare Solutions, Inc.(1)	43,200	711,072
HOTELS, RESTAURANTS & LEISURE ― 5.6%
Bally Technologies, Inc.(1)	12,700	503,809
Ctrip.com International Ltd. ADR(1)	32,100	1,004,409
International Game Technology	38,800	711,592
Las Vegas Sands Corp.(1)	64,000	992,000
Starwood Hotels & Resorts Worldwide, Inc.	46,800	1,559,376
WMS Industries, Inc.(1)	13,700	507,996
Wynn Resorts Ltd.	8,500	525,980
		5,805,162
HOUSEHOLD DURABLES ― 2.3%
Harman International Industries, Inc.	16,100	572,355
NVR, Inc.(1)	1,600	1,094,624
Tupperware Brands Corp.	17,900	760,034
		2,427,013
INTERNET & CATALOG RETAIL ― 1.8%
Expedia, Inc.(1)	23,700	507,417
priceline.com, Inc.(1)	6,900	1,347,915
		1,855,332
INTERNET SOFTWARE & SERVICES ― 2.6%
Equinix, Inc.(1)	21,100	2,030,453
MercadoLibre, Inc.(1)	17,634	670,621
		2,701,074
IT SERVICES ― 1.5%
Cognizant Technology Solutions Corp., Class A(1)	35,700	1,558,662
LIFE SCIENCES TOOLS & SERVICES ― 2.9%
Life Technologies Corp.(1)	49,300	2,450,703
Waters Corp.(1)	9,100	518,518
		2,969,221
MACHINERY ― 5.1%
Bucyrus International, Inc.	42,500	2,226,150
Ingersoll-Rand plc	38,100	1,236,726
Joy Global, Inc.	11,400	521,436

NT Vista – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

Kennametal, Inc.	20,500	$ 501,840
Stanley Works (The)	16,200	830,250
		5,316,402
METALS & MINING ― 4.7%
AK Steel Holding Corp.	46,256	940,847
Cliffs Natural Resources, Inc.	22,500	898,875
Freeport-McMoRan Copper & Gold, Inc.	23,100	1,540,539
Walter Energy, Inc.	22,600	1,467,192
		4,847,453
MULTILINE RETAIL ― 2.1%
Dollar Tree, Inc.(1)	23,200	1,148,864
Nordstrom, Inc.	31,000	1,070,740
		2,219,604
OIL, GAS & CONSUMABLE FUELS ― 5.8%
Alpha Natural Resources, Inc.(1)	23,500	954,335
Brigham Exploration Co.(1)	56,400	735,456
Continental Resources, Inc.(1)	27,700	1,051,769
Petrohawk Energy Corp.(1)	86,789	1,937,998
Whiting Petroleum Corp.(1)	19,600	1,304,576
		5,984,134
PAPER & FOREST PRODUCTS ― 0.5%
MeadWestvaco Corp.	19,800	476,586
PERSONAL PRODUCTS ― 0.8%
Avon Products, Inc.	26,700	804,738
PHARMACEUTICALS ― 0.8%
Shire plc	34,800	689,587
Shire plc ADR	1,490	88,804
		778,391
ROAD & RAIL ― 1.3%
Avis Budget Group, Inc.(1)	42,900	464,178
Kansas City Southern(1)	30,000	891,000
		1,355,178
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 8.9%
Altera Corp.	40,200	857,064
Analog Devices, Inc.	47,000	1,267,120
ASML Holding NV New York Shares	60,500	1,890,625
Atheros Communications, Inc.(1)	23,900	766,473
Marvell Technology Group Ltd.(1)	68,800	1,199,184
NVIDIA Corp.(1)	41,600	640,224
Silicon Laboratories, Inc.(1)	11,600	489,984
Teradyne, Inc.(1)	133,600	1,247,824
Veeco Instruments, Inc.(1)	26,900	855,958
		9,214,456
SOFTWARE ― 1.4%
Cerner Corp.(1)	13,000	983,450
Rovi Corp.(1)	18,000	519,660
		1,503,110
SPECIALTY RETAIL ― 4.3%
Bed Bath & Beyond, Inc.(1)	20,700	801,090
Chico's FAS, Inc.(1)	109,400	1,397,038
J. Crew Group, Inc.(1)	19,100	748,911
Tiffany & Co.	13,200	536,052

NT Vista – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)
Shares	Value

Williams-Sonoma, Inc.	54,000	$ 1,024,920
		4,508,011
TEXTILES, APPAREL & LUXURY GOODS ― 1.0%
Phillips-Van Heusen Corp.	26,800	1,052,972
WIRELESS TELECOMMUNICATION SERVICES ― 4.6%
American Tower Corp., Class A(1)	30,300	1,286,235
SBA Communications Corp., Class A(1)	105,302	3,484,443
		4,770,678
TOTAL COMMON STOCKS
(Cost $86,683,765)		99,109,192
TEMPORARY CASH INVESTMENTS — 2.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	51,580	51,580

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.625%, 2/29/16, valued at $2,452,225), in a joint trading account at 0.05%, dated 1/29/10, due 2/1/10 (Delivery value $2,400,010)		2,400,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $2,451,580)		2,451,580
TOTAL INVESTMENT SECURITIES — 98.0%
(Cost $89,135,345)		101,560,772
OTHER ASSETS AND LIABILITIES — 2.0%		2,047,215
TOTAL NET ASSETS — 100.0%		$103,607,987

Geographic Diversification
(as a % of net assets)
United States	82.9%
Bermuda	3.4%
Netherlands	2.6%
Ireland	2.4%
Sweden	1.4%
Cayman Islands	1.3%
People's Republic of China	1.0%
Argentina	0.6%
Cash and Equivalents*	4.4%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

NT Vista – Schedule of Investments

JANUARY 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of January 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$85,870,037	–	–
Foreign Common Stocks	12,549,568	$ 689,587	–
Temporary Cash Investments	51,580	2,400,000	–
Total Value of Investment Securities	$98,471,185	$3,089,587	–

3. Federal Tax Information

As of January 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$89,741,577
Gross tax appreciation of investments	$13,708,843
Gross tax depreciation of investments	(1,889,648)
Net tax appreciation (depreciation) of investments	$11,819,195

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY MUTUAL FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 29, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 29, 2010